UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-7261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:                                  Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Par		Ratings †
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED (3.0%)
$3,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J# (Cost $3,000,000)	(AAA, Aaa)	12/15/08	2.850	$2,945,640

COMMERCIAL PAPER (37.1%)
Corporates (37.1%)
1,500	3M Company	(AA, Aa1)	04/30/08	2.244	1,497,402
1,500	3M Company	(AA, Aa1)	05/23/08	2.119	1,495,558
3,000	Abbot Laboratories, Inc.	(A-1+, P-1)	04/15/08	2.129	2,997,550
800	Anheuser-Busch Co.	(A-1, P-1)	06/20/08	3.017	795,645
725	Caterpillar, Inc.	(A-1, P-1)	05/30/08	2.234	722,422
3,000	Coca-Cola Co.	(A-1, P-1)	06/13/08	2.158	2,987,043
1,100	ConocoPhillips	(A, A1)	04/07/08	3.240	1,099,578
3,000	General Electric Co.	(A-1+, P-1)	06/27/08	2.441	2,982,744
500	IBM Corp.	(A-1, P-1)	06/02/08	2.301	498,071
2,500	IBM Corp.	(A-1, P-1)	06/25/08	2.197	2,487,368
1,200	Johnson & Johnson	(AAA, Aaa)	04/24/08	2.737	1,197,968
2,000	Kimberly-Clark Worldwide	(A-1, P-1)	04/08/08	2.378	1,999,164
1,000	Kimberly-Clark Worldwide	(A-1, P-1)	04/22/08	2.211	998,775
1,500	National Rural Utilities Cooperative Finance Corp.	(A-1, P-1)	04/11/08	2.783	1,498,896
1,500	National Rural Utilities Cooperative Finance Corp.	(A-1, P-1)	04/28/08	2.426	1,497,390
1,500	PepsiCo, Inc.	(A+, Aa2)	04/28/08	2.244	1,497,581
1,500	PepsiCo, Inc.	(A+, Aa2)	05/06/08	2.132	1,497,010
850	Pfizer, Inc.	(AAA, Aa1)	04/11/08	2.840	849,398
3,000	Procter & Gamble Co.	(AA-, Aa3)	04/14/08	3.020	2,997,617
3,000	United Parcel Service	(AA-, Aa2)	04/16/08	2.920	2,997,487
1,200	Wal-Mart Stores, Inc.	(A-1+, P-1)	04/01/08	2.789	1,200,000
TOTAL COMMERCIAL PAPER (Cost $35,794,851)					35,794,667

STRUCTURED NOTES (15.9%)
2,100	AIG: Commodity Index Linked Notes	(A-1+, P-1)	12/08/08	2.840	2,750,769
1,500	Barclays Bank PLC:Commodity Index Linked Notes#	(A-1+, P-1)	01/20/09	2.714	2,054,705
3,500	Commonwealth Bank of Australia:Commodity Index Linked Notes	(A-1+, P-1)	03/11/09	2.839	4,115,300
2,300	Merrill Lynch & Co, Inc.: Commodity Index Linked Notes#	(AAA, Aaa)	02/17/09	2.768	3,056,240
700	Merrill Lynch & Co, Inc.: Commodity Index Linked Notes#	(AAA, Aaa)	04/28/09	2.678	647,878
500	Morgan Stanley: Commodity Index Linked Notes	(A-1, P-1)	11/17/08	2.788	725,590
1,500	Natixis Financial Products, Inc.: Commodity Index Linked Notes#	(A-1+, P-1)	12/08/08	2.820	1,964,085
TOTAL STRUCTURED NOTES (Cost $12,100,000)					15,314,567

UNITED STATES AGENCY OBLIGATIONS (35.8%)
6,650	Fannie Mae Discount Notes	(AAA, Aaa)	04/09/08	2.060	6,644,674
4,600	Fannie Mae Discount Notes	(AAA, Aaa)	04/16/08	2.082	4,594,538
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	04/23/08	2.141	1,996,559
800	Fannie Mae Discount Notes	(AAA, Aaa)	04/30/08	2.190	798,279
5,200	Fannie Mae Discount Notes	(AAA, Aaa)	05/07/08	2.115	5,186,142
500	Fannie Mae Discount Notes	(AAA, Aaa)	05/14/08	2.110	498,382
35	Fannie Mae Discount Notes	(AAA, Aaa)	05/30/08	2.169	34,877
2,700	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	04/16/08	2.191	2,695,928
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/14/08	2.190	996,775
2,600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/20/08	2.167	2,588,474
515	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/16/08	2.141	511,959
5,400	Freddie Mac Discount Notes	(AAA, Aaa)	04/14/08	2.154	5,394,696
500	Freddie Mac Discount Notes	(AAA, Aaa)	05/12/08	2.191	498,485
1,600	Freddie Mac Discount Notes	(AAA, Aaa)	05/27/08	1.965	1,593,305
500	Freddie Mac Discount Notes	(AAA, Aaa)	07/14/08	2.191	497,104
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $34,528,097)					34,530,177

SHORT-TERM INVESTMENT (0.4%)
438	State Street Bank and Trust Co. Euro Time Deposit (Cost $438,000)		04/01/08	1.100	438,000

Number of
Shares		Value

WHOLLY-OWNED SUBSIDIARY (7.5%)

716,686	Credit Suisse Cayman Commodity Fund II, Ltd. (Cost $7,000,000)	$7,216,598

TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $92,860,948)		96,239,649

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		246,341

NET ASSETS (100.0%)		$96,485,990

†                  Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#            Variable rate obligations — The interest rate shown is the rate as of March 31, 2008.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument to terminate the contract. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

	Investments	Other
	in	Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	96,239,649	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$96,239,649	$—

* Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $92,860,948, $3,485,367, $(106,666), $3,378,701, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - International Focus Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.7%)
Austria (0.7%)
Energy Equipment & Services (0.7%)
C.A.T. oil AG*§	35,206	$597,064
TOTAL AUSTRIA		597,064

Belgium (1.6%)
Metals & Mining (1.6%)
Umicore	25,916	1,351,998
TOTAL BELGIUM		1,351,998

Bermuda (0.5%)
Real Estate (0.5%)
Hiscox Ltd.	92,016	437,646
TOTAL BERMUDA		437,646

Brazil (1.4%)
Oil & Gas (1.4%)
Petroleo Brasileiro SA - Petrobras ADR	14,380	1,217,842
TOTAL BRAZIL		1,217,842

Denmark (2.0%)
Pharmaceuticals (2.0%)
Novo Nordisk AS Series B	24,577	1,697,434
TOTAL DENMARK		1,697,434

France (12.1%)
Banks (2.9%)
BNP Paribas§	13,515	1,367,754
Societe Generale§	11,030	1,083,239
		2,450,993
Beverages (1.4%)
Pernod Ricard SA§	11,760	1,216,112

Insurance (1.1%)
Axa	24,912	904,303

Media (0.9%)
Vivendi SA	20,194	792,812

Metals & Mining (1.5%)
Vallourec SA§	5,308	1,292,143

Oil & Gas (0.9%)
Total SA§	10,923	812,192

Pharmaceuticals (1.0%)
Sanofi-Aventis	10,998	827,912

Real Estate (1.1%)
Unibail-Rodamco§	3,610	931,616

Textiles & Apparel (1.3%)
LVMH Moet Hennessy Louis Vuitton SA§	10,089	1,126,502
TOTAL FRANCE		10,354,585

Germany (9.0%)
Automotive (1.0%)
Bayerische Motoren Werke AG	15,738	870,844

Banks (1.4%)
Deutsche Bank AG	10,551	1,196,824

Electric Utilities (2.8%)
E.ON AG§	12,983	2,411,019

Electrical Equipment (1.3%)
Norddeutsche Affinerie AG§	27,888	1,107,061

	Number of Shares	Value

COMMON STOCKS
Germany
Multi-Utilities (2.5%)
RWE AG§	16,973	$2,093,980
TOTAL GERMANY		7,679,728

Greece (0.8%)
Diversified Telecommunication Services (0.8%)
Hellenic Telecommunications Organization SA	23,953	681,614
TOTAL GREECE		681,614

India (2.0%)
Diversified Telecommunication Services (2.0%)
Bharti Airtel, Ltd.*	85,514	1,749,000
TOTAL INDIA		1,749,000

Israel (2.0%)
Pharmaceuticals (2.0%)
Teva Pharmaceutical Industries, Ltd. ADR	37,104	1,713,834
TOTAL ISRAEL		1,713,834

Italy (2.5%)
Banks (2.5%)
Intesa Sanpaolo	248,528	1,759,832
UniCredito Italiano SpA	62,008	416,994
TOTAL ITALY		2,176,826

Japan (15.4%)
Automobiles (1.2%)
Toyota Motor Corp.	20,820	1,053,522

Banks (2.2%)
Mitsubishi UFJ Financial Group, Inc.	93,156	816,100
Mizuho Financial Group, Inc.§	274	1,013,628
		1,829,728
Chemicals (3.2%)
Kuraray Company, Ltd.	104,589	1,258,845
Shin-Etsu Chemical Company, Ltd.	27,552	1,436,743
		2,695,588
Diversified Financials (1.5%)
Daiwa Securities Group, Inc.	148,692	1,300,456

Electronic Equipment & Instruments (1.4%)
Omron Corp.	56,079	1,163,742

Household Products (2.2%)
Uni-Charm Corp.	25,907	1,904,618

Machinery (1.7%)
Komatsu, Ltd.	51,538	1,453,211

Specialty Retail (2.0%)
Yamada Denki Company, Ltd.§	19,715	1,721,401
TOTAL JAPAN		13,122,266

Mexico (2.3%)
Wireless Telecommunication Services (2.3%)
America Movil SAB de CV ADR Series L	30,809	1,962,225
TOTAL MEXICO		1,962,225

Netherlands (8.2%)
Chemicals (1.2%)
Koninklijke DSM NV§	20,368	985,765

Energy Equipment & Services (1.5%)
Fugro NV	16,591	1,294,201

	Number of Shares	Value

COMMON STOCKS
Netherlands
Household Durables (1.7%)
Koninklijke (Royal) Philips Electronics NV§	36,866	$1,416,407

IT Consulting & Services (2.6%)
Exact Holding NV	34,403	1,172,745
Ordina NV	64,474	1,060,374
		2,233,119
Transportation Infrastructure (1.2%)
Smit International NV	10,284	1,051,939
TOTAL NETHERLANDS		6,981,431

Norway (6.5%)
Banks (1.9%)
DNB NOR ASA	108,694	1,662,859

Construction & Engineering (1.5%)
Aker Kvaerner ASA	54,974	1,261,850

Energy Equipment & Services (1.3%)
Sevan Marine ASA*§	84,562	1,086,034

Oil & Gas (1.8%)
DNO ASA*§	837,032	1,507,687
TOTAL NORWAY		5,518,430

Singapore (2.2%)
Banks (2.2%)
United Overseas Bank, Ltd.	136,929	1,913,659
TOTAL SINGAPORE		1,913,659

Spain (3.3%)
Banks (1.8%)
Banco Santander SA	77,317	1,545,966

Diversified Telecommunication Services (1.5%)
Telefonica SA	43,395	1,251,406
TOTAL SPAIN		2,797,372

Switzerland (2.6%)
Banks (1.0%)
UBS AG§	30,117	880,539

Pharmaceuticals (1.6%)
Novartis AG	26,183	1,349,057
TOTAL SWITZERLAND		2,229,596

Taiwan (1.9%)
Diversified Telecommunication Services (1.9%)
Chunghwa Telecom Company, Ltd. ADR	61,169	1,591,617
TOTAL TAIWAN		1,591,617

United Kingdom (22.7%)
Aerospace & Defense (1.5%)
BAE Systems PLC	132,617	1,280,647

Banks (2.7%)
Barclays PLC	47,783	431,703
HSBC Holdings PLC§	79,427	1,302,695
Royal Bank of Scotland Group PLC	85,386	572,837
		2,307,235
Beverages (1.7%)
SABMiller PLC	67,538	1,483,395

Commercial Services & Supplies (0.5%)
Hays PLC	172,334	391,722

	Number of Shares	Value

COMMON STOCKS
United Kingdom
Food & Drug Retailing (1.5%)
Tesco PLC	165,767	$1,251,112

Household Durables (1.2%)
Persimmon PLC§	69,461	1,056,445

Insurance (0.6%)
Chaucer Holdings PLC	265,878	529,773

Metals & Mining (3.7%)
Anglo American PLC	17,631	1,058,344
Antofagasta PLC	74,950	1,045,001
Johnson Matthey PLC	25,913	1,033,630
		3,136,975
Oil & Gas (3.6%)
BG Group PLC	58,622	1,360,301
BP PLC	81,294	824,826
Royal Dutch Shell PLC Class A§	24,395	841,172
		3,026,299
Pharmaceuticals (2.5%)
AstraZeneca PLC	18,299	687,381
GlaxoSmithKline PLC	68,661	1,454,416
		2,141,797
Tobacco (1.8%)
Imperial Tobacco Group PLC	32,755	1,510,489

Wireless Telecommunication Services (1.4%)
Vodafone Group PLC	412,482	1,227,831
TOTAL UNITED KINGDOM		19,343,720
TOTAL COMMON STOCKS (Cost $71,168,146)		85,117,887

SHORT-TERM INVESTMENT (19.4%)
State Street Navigator Prime Portfolio§§ (Cost $16,567,599)	16,567,599	16,567,599

TOTAL INVESTMENTS AT VALUE (119.1%) (Cost $87,735,745)		101,685,486

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.1%)		(16,294,769)

NET ASSETS (100.0%)		$85,390,717

INVESTMENT ABBREVIATION
ADR = American Depositary Receipt

*       Non-income producing security.

§       Security or portion thereof is out on loan.

§§     Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3–significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$23,053,118	$—
Level 2 - Other Significant Observable Inputs	78,632,368	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$101,685,486	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $87,735,745, $18,656,864, $(4,707,123) and $13,949,741, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Emerging Markets Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (87.7%)
Argentina (0.6%)
Energy Equipment & Services (0.6%)
Tenaris SA ADR§	15,200	$757,720
TOTAL ARGENTINA		757,720

Austria (0.3%)
Energy Equipment & Services (0.3%)
C.A.T. oil AG*	13,912	236,976
C.A.T. oil AG*§	12,500	211,989
TOTAL AUSTRIA		448,965

Brazil (7.6%)
Air Freight & Couriers (0.3%)
Log-in Logistica Intermodal SA	80,000	411,781

Banks (0.6%)
Unibanco - Uniao de Bancos Brasileiros SA GDR§	6,800	793,152

Diversified Telecommunication Services (0.6%)
Brasil Telecom Participacoes SA	27,359	772,186

Electric Utilities (0.6%)
Companhia Energetica de Minas Gerais§	18,000	324,720
Obrascon Huarte Lain Brasil SA	40,800	438,685
		763,405
Food Products (0.3%)
Cosan SA Industria e Comercio	27,200	404,461

Oil & Gas (2.1%)
Petroleo Brasileiro SA - Petrobras ADR	34,900	2,955,681

Real Estate (0.9%)
Cyrela Brazil Realty SA	36,000	473,549
PDG Realty SA Empreendimentos e Participacoes	68,300	804,678
		1,278,227
Specialty Retail (1.5%)
B2W Compania Global do Varejo	26,500	894,195
Lojas Renner SA	34,000	643,637
Redecard SA	36,227	604,785
		2,142,617
Transportation Infrastructure (0.3%)
Wilson Sons, Ltd. BDR*	41,349	470,601

Wireless Telecommunication Services (0.4%)
Global Village Telecom SA*	28,400	537,626
TOTAL BRAZIL		10,529,737

Cayman Islands (0.8%)
Food Products (0.6%)
Chaoda Modern Agriculture	334,698	381,876
China Mengniu Dairy Company, Ltd.	141,000	411,779
		793,655
Personal Products (0.2%)
Hengan International Group Co. Ltd.§	105,000	361,997
TOTAL CAYMAN ISLANDS		1,155,652

China (6.1%)
Airlines (0.2%)
Air China, Ltd. Series H§	282,000	241,553

Banks (1.6%)
China Construction Bank Series H§	1,236,400	927,468
Industrial & Commercial Bank of China Series H§	1,738,500	1,224,296
		2,151,764

	Number of
	Shares	Value
COMMON STOCKS
China
Construction & Engineering (0.4%)
China Railway Group, Ltd.*§	550,000	$527,891

Electrical Equipment (0.4%)
Dongfang Electrical Machinery Company, Ltd. Series H	151,000	617,537

Insurance (1.3%)
China Life Insurance Company, Ltd. Series H§	298,100	1,035,582
Ping An Insurance Group Company, Ltd. Series H§	107,000	765,826
		1,801,408
Metals & Mining (0.7%)
Maanshan Iron & Steel Company, Ltd. Series H§	850,019	449,248
Yanzhou Coal Mining Company, Ltd. Series H§	375,082	528,478
		977,726
Oil & Gas (0.8%)
PetroChina Company, Ltd. Series H	916,100	1,143,441

Real Estate (0.2%)
Shimao Property Holdings, Ltd.	164,000	298,327

Textiles & Apparel (0.5%)
China Hongxing Sports, Ltd.§	1,473,981	638,639
TOTAL CHINA		8,398,286

Colombia (0.3%)
Diversified Financials (0.3%)
Suramericana de Inversiones SA	57,200	472,126
TOTAL COLOMBIA		472,126

Egypt (0.7%)
Diversified Telecommunication Services (0.7%)
Telecom Egypt	246,000	909,524
TOTAL EGYPT		909,524

Hong Kong (4.6%)
Oil & Gas (0.8%)
CNOOC, Ltd.	798,500	1,174,275

Real Estate (0.2%)
China Resources Land, Ltd.	137,542	241,504

Wireless Telecommunication Services (3.6%)
China Mobile, Ltd.	288,344	4,332,174
China Unicom, Ltd.	300,000	637,380
		4,969,554
TOTAL HONG KONG		6,385,333

India (5.0%)
Automobiles (0.4%)
Mahindra & Mahindra, Ltd.	33,700	577,132

Chemicals (0.9%)
Reliance Industries, Ltd.*	23,010	1,289,209

Diversified Financials (0.6%)
ICICI Bank, Ltd. ADR	20,900	798,171

Diversified Index Product (1.9%)
Morgan Stanley BV Certificates†	5,400	2,606,197

Diversified Telecommunication Services (0.4%)
Bharti Airtel, Ltd.*	30,574	625,324

Electrical Equipment (0.5%)
Bharat Heavy Electricals, Ltd.	13,200	670,169

Industrial Conglomerates (0.3%)
Grasim Industries, Ltd.*	5,929	383,063
TOTAL INDIA		6,949,265

	Number of
	Shares	Value
COMMON STOCKS
Indonesia (2.2%)
Banks (0.6%)
PT Bank Mandiri	2,339,631	$807,536

Construction & Engineering (0.3%)
PT Truba Alam Manunggal Engineering TBK*	3,700,000	342,814

Industrial Conglomerates (0.3%)
PT Bakrie & Brothers TBK*	8,250,000	460,806

Metals & Mining (0.6%)
Straits Resources, Ltd.	153,000	860,864

Wireless Telecommunication Services (0.4%)
PT Telekomunikasi Indonesia	553,900	584,293
TOTAL INDONESIA		3,056,313

Israel (1.1%)
Pharmaceuticals (1.1%)
Teva Pharmaceutical Industries, Ltd. ADR§	33,780	1,560,298
TOTAL ISRAEL		1,560,298

Kazakhstan (0.3%)
Oil & Gas (0.3%)
KazMunaiGas Exploration Production GDR	18,300	458,415
TOTAL KAZAKHSTAN		458,415

Malaysia (2.1%)
Construction & Engineering (0.2%)
WCT Engineering Berhad	280,000	337,368

Diversified Telecommunication Services (0.5%)
Telekom Malaysia Berhad	198,000	659,111

Hotels, Restaurants & Leisure (0.6%)
Resorts World Berhad	798,300	862,770

Industrial Conglomerates (0.8%)
IOI Corporation Berhad	319,075	711,603
Malaysian Resources Corp. Berhad*	900,000	386,143
		1,097,746
TOTAL MALAYSIA		2,956,995

Mexico (5.7%)
Beverages (0.6%)
Fomento Economico Mexicano SAB de CV ADR	18,731	782,581

Construction Materials (0.8%)
Cemex SA de CV ADR*§	40,249	1,051,304

Metals & Mining (0.5%)
Grupo Mexico SA de CV Series B	114,450	758,057

Multiline Retail (0.5%)
Wal-Mart de Mexico SAB de CV ADR§	18,000	743,400

Real Estate (0.7%)
Urbi Desarrollos Urbanos SA de CV*§	307,772	1,009,883

Transportation Infrastructure (0.5%)
Grupo Aeroportuario del Pacifico SA de CV ADR	14,300	643,500

Wireless Telecommunication Services (2.1%)
America Movil SAB de CV ADR Series L	33,074	2,106,483
America Movil SAB de CV Series L	266,342	846,474
		2,952,957
TOTAL MEXICO		7,941,682

Poland (0.6%)
Banks (0.6%)
Powszechna Kasa Oszczednosci Bank Polski SA	40,000	814,983

	Number of
	Shares	Value
COMMON STOCKS
TOTAL POLAND		$814,983

Russia (13.8%)
Banks (1.6%)
Sberbank RF	712,000	2,234,931

Electric Utilities (0.5%)
RAO Unified Energy System of Russia*	630,900	655,378
TGK-5 JSC	5	0
		655,378

Industrial Conglomerates (1.3%)
Mining and Metallurgical Company Norilsk Nickel ADR	62,377	1,755,913

Metals & Mining (0.7%)
Evraz Group SA GDR	11,500	992,450

Oil & Gas (7.3%)
Gazprom	514,914	6,540,770
Gazprom ADR	15,700	800,056
Lukoil ADR	27,100	2,325,180
Rosneft Oil Co.	54,000	486,540
		10,152,546
Pharmaceuticals (0.5%)
Pharmstandard GDR*	29,000	681,500

Wireless Telecommunication Services (1.9%)
Mobile Telesystems	103,000	1,320,885
OAO Vimpel Communications ADR	46,845	1,400,197
		2,721,082
TOTAL RUSSIA		19,193,800

Singapore (1.3%)
Energy Equipment & Services (0.4%)
First Resources, Ltd.*	666,120	488,177

Food Products (0.4%)
Indofood Agri Resources, Ltd.*	300,000	515,330

Marine (0.5%)
Cosco Corp. (Singapore), Ltd.	266,699	723,182
TOTAL SINGAPORE		1,726,689

South Africa (5.5%)
Banks (0.7%)
FirstRand, Ltd.	492,052	970,199

Construction & Engineering (0.6%)
Group Five, Ltd.	63,300	403,781
Murray & Roberts Holdings, Ltd.	39,000	459,087
		862,868

Construction Materials (0.6%)
Pretoria Portland Cement Company, Ltd.	164,819	812,538

Metals & Mining (1.7%)
Anglo Platinum, Ltd.	10,400	1,523,187
Impala Platinum Holdings, Ltd.	14,300	551,751
Sentula Mining, Ltd.	160,000	349,530
		2,424,468

Oil & Gas (0.6%)
Sasol	16,500	793,039

Wireless Telecommunication Services (1.3%)
MTN Group, Ltd.	119,600	1,814,398
TOTAL SOUTH AFRICA		7,677,510

	Number of
	Shares	Value
COMMON STOCKS
South Korea (12.4%)
Banks (1.5%)
Kookmin Bank	18,010	$1,010,856
Shinhan Financial Group Company, Ltd.	21,396	1,130,328
		2,141,184
Beverages (0.5%)
Hite Brewery Company, Ltd.	6,100	688,752

Construction & Engineering (1.8%)
Daelim Industrial Co.	3,500	450,099
Doosan Heavy Industries and Construction Company, Ltd.	3,100	418,250
Hyundai Development Co.	13,760	946,099
Hyundai Engineering & Construction Company, Ltd.§	8,800	766,842
		2,581,290
Diversified Financials (0.4%)
Woori Investment & Securities Company, Ltd.*§	28,900	615,661

Household Durables (0.3%)
Woongjin Coway Company, Ltd.	12,500	378,272

Internet Software & Services (0.3%)
NHN Corp.*	1,900	446,171

Machinery (2.0%)
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	25,000	960,134
Hyundai Heavy Industries Company, Ltd.	2,250	846,606
Pyeong San Company, Ltd.§	22,000	916,232
		2,722,972
Metals & Mining (1.4%)
POSCO ADR	15,900	1,891,782

Multiline Retail (0.8%)
Hyundai Department Store Company, Ltd.	5,829	562,516
Shinsegae Company, Ltd.	850	536,828
		1,099,344
Semiconductor Equipment & Products (2.5%)
Samsung Electronics Company, Ltd.	5,511	3,484,894

Tobacco (0.3%)
KT&G Corp.	4,600	361,292

Wireless Telecommunication Services (0.6%)
SK Telecom Company, Ltd.	4,500	851,828
TOTAL SOUTH KOREA		17,263,442

Taiwan (12.6%)
Chemicals (1.0%)
Formosa Plastics Corp.	223,000	677,354
Nan Ya Plastics Corp.	280,000	699,041
		1,376,395
Communications Equipment (0.4%)
D-Link Corp.	135,000	223,673
Zyxel Communications Corp.	300,000	353,587
		577,260
Computers & Peripherals (1.1%)
Asustek Computer, Inc.	170,000	500,770
Foxconn Technology Company, Ltd.	47,000	280,328
High Tech Computer Corp.	30,000	677,683
		1,458,781
Construction Materials (0.8%)
Asia Cement Corp.	610,908	1,096,998

Diversified Financials (0.9%)
Yuanta Financial Holdings Company, Ltd.*	1,310,900	1,239,018

	Number of
	Shares	Value
COMMON STOCKS
Taiwan
Diversified Telecommunication Services (0.6%)
Chunghwa Telecom Company, Ltd.	320,000	$844,773

Electronic Equipment & Instruments (1.9%)
Catcher Technology Company, Ltd.	100,000	373,198
Delta Electronics, Inc.	75,270	222,938
Hon Hai Precision Industry Company, Ltd.	235,395	1,355,216
InnoLux Display Corp.	246,227	658,085
		2,609,437
Food Products (0.8%)
Uni-President Enterprises Corp.	736,770	1,102,319

Industrial Conglomerates (0.8%)
Far Eastern Textile, Ltd.	432,000	731,764
Tatung Company, Ltd.*	550,000	356,531
		1,088,295
Insurance (0.5%)
Cathay Financial Holding Company, Ltd.	284,043	729,097

Marine (0.5%)
U-Ming Marine Transport Corp.	120,000	364,852
Wan Hai Lines Ltd.	390,000	363,931
		728,783
Metals & Mining (0.8%)
China Steel Corp.	690,559	1,098,544

Multiline Retail (0.2%)
Far Eastern Department Stores Company, Ltd.	205,000	341,460

Real Estate (0.3%)
Cathay Real Estate Development Company, Ltd.	460,000	410,303

Semiconductor Equipment & Products (2.0%)
MediaTek, Inc.	54,000	717,280
Taiwan Semiconductor Manufacturing Company, Ltd.	1,028,596	2,128,654
		2,845,934
TOTAL TAIWAN		17,547,397
Thailand (2.8%)
Banks (1.0%)
Kasikornbank Public Company, Ltd.	295,000	866,488
Siam City Bank Public Company, Ltd.	987,100	540,172
		1,406,660
Construction & Engineering (0.6%)
Italian - Thai Development Public Company, Ltd.*	3,500,000	860,342

Oil & Gas (0.6%)
PTT Exploration & Production PCL	160,000	767,350

Wireless Telecommunication Services (0.6%)
Advanced Info Service Public Company, Ltd.	185,000	579,668
Advanced Info Service Public Company, Ltd.	75,000	238,209
		817,877
TOTAL THAILAND		3,852,229

Turkey (1.3%)
Banks (0.6%)
Turkiye Garanti Bankasi AS	84,233	380,372
Turkiye Is Bankasi Series C	112,000	416,189
		796,561
Commercial Services & Supplies (0.3%)
TAV Havalimanlari Holding AS*	83,250	455,440

Wireless Telecommunication Services (0.4%)
Turkcell Iletisim Hizmetleri AS	72,800	602,435

	Number of
	Shares	Value
COMMON STOCKS
TOTAL TURKEY		$1,854,436
TOTAL COMMON STOCKS (Cost $89,550,514)		121,910,797

PREFERRED STOCKS (6.8%)
Brazil (6.8%)
Banks (0.8%)
Banco Bradesco SA*	473	13,201
Banco Itau Holding Financeira SA	45,600	1,043,441
		1,056,642
Beverages (0.5%)
Companhia de Bebidas das Americas ADR§	10,200	770,610

Diversified Telecommunication Services (0.9%)
Telemar Norte Leste SA Class A	11,100	577,695
Telesp - Telecomunicacoes de Sao Paulo SA	24,400	620,989
		1,198,684
Industrial Conglomerates (0.6%)
Bradespar SA	30,100	815,119

Metals & Mining (1.9%)
Companhia Vale do Rio Doce ADR	90,300	2,632,245

Oil & Gas (1.6%)
Petroleo Brasileiro SA - Petrobras ADR	22,300	2,277,053

Road & Rail (0.5%)
All America Latina Logistica	76,000	769,345
TOTAL PREFERRED STOCKS (Cost $2,465,540)		9,519,698

RIGHTS (0.1%)
Indonesia (0.0%)
Industrial Conglomerates (0.0%)
PT Bakrie & Brothers TBK*	49,087,500	53,327
TOTAL INDONESIA		53,327

Malaysia (0.1%)
Construction & Engineering (0.1%)
Genting International PLC*	79,830	12,791
WCT Engineering Bhd*	56,000	62,855
TOTAL MALAYSIA		75,646

Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires 04/03/08*^	50,021	0
TOTAL THAILAND		0
TOTAL RIGHTS (Cost $0)		128,973

SHORT-TERM INVESTMENTS (14.5%)
State Street Navigator Prime Portfolio§§	11,027,940	11,027,940

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 1.100%, 4/01/08	9,078	9,078,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,105,940)		20,105,940

TOTAL INVESTMENTS AT VALUE (109.1%) (Cost $112,121,994)		151,665,408

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.1%)		(12,600,117)

NET ASSETS (100.0%)		$139,065,291

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

GDR = Global Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
†	Linked to the performance of the MSCI Daily TR Net Emerging Markets India USD Index.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally, determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•         Level 1 – quoted prices in active markets for identical investments

•         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Porfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$57,530,267	$—
Level 2 - Other Significant Observable Inputs	94,135,141	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$151,665,408	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $109,608,413, $45,376,308, $(5,925,510) and $39,450,798, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Large Cap Value Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (95.7%)
Aerospace & Defense (0.7%)
Boeing Co.	2,300	$171,051
L-3 Communications Holdings, Inc.	100	10,934
Raytheon Co.§	800	51,688
		233,673
Airlines (0.4%)
Continental Airlines, Inc. Class B*§	7,300	140,379

Auto Components (0.7%)
Autoliv, Inc.§	600	30,120
BorgWarner, Inc.	1,900	81,757
Johnson Controls, Inc.§	3,400	114,920
		226,797
Automobiles (0.7%)
General Motors Corp§	9,700	184,785
Hertz Global Holdings, Inc.*§	3,800	45,828
		230,613
Banks (7.7%)
Bank of America Corp.§	23,470	889,748
Bank of New York Mellon Corp.	7,100	296,283
Colonial BancGroup, Inc.§	2,700	26,001
National City Corp.§	12,300	122,385
Northern Trust Corp.	2,500	166,175
Popular, Inc.§	1,700	19,822
U.S. Bancorp§	3,800	122,968
Wachovia Corp.§	5,400	145,800
Wells Fargo & Co.	21,800	634,380
		2,423,562
Beverages (1.6%)
Coca-Cola Co.	2,000	121,740
Hansen Natural Corp.*§	1,000	35,300
Pepsi Bottling Group, Inc.§	5,500	186,505
PepsiAmericas, Inc.	6,700	171,051
		514,596
Biotechnology (0.3%)
Amgen, Inc.*	1,200	50,136
Biogen Idec, Inc.*	500	30,845
		80,981
Building Products (0.3%)
Lennox International, Inc.§	2,200	79,134

Chemicals (0.6%)
Dow Chemical Co.§	600	22,110
E.I. du Pont de Nemours & Co.§	700	32,732
Lubrizol Corp.	2,300	127,673
Mosaic Co.*	200	20,520
		203,035
Commercial Services & Supplies (0.5%)
DST Systems, Inc.*§	1,500	98,610
ITT Educational Services, Inc.*§	1,000	45,930
		144,540

	Number of Shares	Value

COMMON STOCKS
Communications Equipment (0.1%)
Corning, Inc.	700	$16,828

Computers & Peripherals (1.5%)
International Business Machines Corp.	100	11,514
Lexmark International, Inc. Class A*	3,400	104,448
Seagate Technology§	8,900	186,366
Western Digital Corp.*§	6,200	167,648
		469,976
Diversified Financials (10.0%)
Ameriprise Financial, Inc.§	1,400	72,590
Capital One Financial Corp.§	5,200	255,944
Charles Schwab Corp.§	1,500	28,245
Citigroup, Inc.	30,400	651,168
Discover Financial Services§	6,300	103,131
Federated Investors, Inc. Class B§	900	35,244
First Marblehead Corp.§	8,600	64,156
Franklin Resources, Inc.§	300	29,097
GLG Partners, Inc.§	14,100	167,367
Goldman Sachs Group, Inc.	1,000	165,390
Invesco Ltd.§	1,200	29,232
Janus Capital Group, Inc.§	7,000	162,890
JPMorgan Chase & Co.§	15,100	648,545
Lehman Brothers Holdings, Inc.§	1,300	48,932
Merrill Lynch & Company, Inc.	300	12,222
Morgan Stanley	5,700	260,490
Nasdaq OMX Group, Inc.*§	4,200	162,372
Nymex Holdings, Inc.§	600	54,378
State Street Corp.	2,400	189,600
		3,140,993
Diversified Telecommunication Services (6.5%)
AT&T, Inc.	35,512	1,360,109
Verizon Communications, Inc.	18,900	688,905
		2,049,014
Electric Utilities (4.8%)
Alliant Energy Corp.§	5,300	185,553
Constellation Energy Group	2,100	185,367
Dominion Resources, Inc.§	1,200	49,008
Edison International§	4,800	235,296
Entergy Corp.§	1,500	163,620
FPL Group, Inc.	2,100	131,754
Mirant Corp.*§	4,700	171,033
Pepco Holdings, Inc.§	6,500	160,680
Public Service Enterprise Group, Inc.	6,000	241,140
		1,523,451
Electrical Equipment (0.5%)
Energizer Holdings, Inc.*§	1,900	171,912

Electronic Equipment & Instruments (0.4%)
Avnet, Inc.*§	4,100	134,193

Energy Equipment & Services (0.9%)
ENSCO International, Inc.§	3,000	187,860
Noble Corp.	2,100	104,307
		292,167
Food & Drug Retailing (1.0%)
Kroger Co.§	6,400	162,560
Safeway, Inc.§	5,600	164,360
		326,920

	Number of Shares	Value

COMMON STOCKS
Food Products (0.9%)
Corn Products International, Inc.§	4,800	$178,272
Kraft Foods, Inc. Class A	3,000	93,030
		271,302
Gas Utilities (0.4%)
UGI Corp.	4,800	119,616

Healthcare Equipment & Supplies (0.8%)
IMS Health, Inc.	3,200	67,232
Kinetic Concepts, Inc.*§	3,700	171,051
		238,283
Healthcare Providers & Services (0.7%)
WellPoint, Inc.*§	4,900	216,237

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.	1,800	100,386

Household Durables (0.9%)
American Greetings Corp. Class A§	3,800	70,490
NVR, Inc.*	100	59,750
Whirlpool Corp.§	1,900	164,882
		295,122
Household Products (2.2%)
Clorox Co.	3,300	186,912
Procter & Gamble Co.	7,300	511,511
		698,423
Industrial Conglomerates (6.4%)
3M Co.	1,900	150,385
Carlisle Companies, Inc.§	1,900	63,536
General Electric Co.	41,400	1,532,214
Tyco International, Ltd.§	5,800	255,490
		2,001,625
Insurance (9.7%)
Aflac, Inc.§	2,700	175,365
American Financial Group, Inc.§	5,300	135,468
American International Group, Inc.§	7,400	320,050
Aon Corp.§	2,400	96,480
Arch Capital Group, Ltd.*	1,000	68,670
Assurant, Inc.§	2,400	146,064
Axis Capital Holdings, Ltd.§	5,300	180,094
CNA Financial Corp.§	5,900	152,161
Endurance Specialty Holdings, Ltd.§	4,900	179,340
Lincoln National Corp.§	600	31,200
Loews Corp.	5,900	237,298
MetLife, Inc.	2,600	156,676
Prudential Financial, Inc.§	3,800	297,350
Reinsurance Group of America, Inc.§	3,400	185,096
RenaissanceRe Holdings, Ltd.§	900	46,719
SAFECO Corp.§	1,800	78,984
StanCorp Financial Group, Inc.§	700	33,397
Torchmark Corp.§	2,600	156,286
Transatlantic Holdings, Inc.	600	39,810
W.R. Berkley Corp.	6,700	185,523
XL Capital, Ltd. Class A§	4,700	138,885
		3,040,916

	Number of Shares	Value

COMMON STOCKS
IT Consulting & Services (0.4%)
Accenture, Ltd. Class A§	3,800	$133,646

Leisure Equipment & Products (0.6%)
Callaway Golf Co.§	6,200	91,016
Mattel, Inc.	5,600	111,440
		202,456
Machinery (2.6%)
Cummins, Inc.	3,700	173,234
Deere & Co.§	1,400	112,616
Dover Corp.	800	33,424
Eaton Corp.	2,100	167,307
Kennametal, Inc.	2,300	67,689
Manitowoc Company, Inc.§	300	12,240
Parker Hannifin Corp.§	1,900	131,613
Reliance Steel & Aluminum Co.§	600	35,916
Timken Co.	3,100	92,132
		826,171
Media (2.0%)
Cablevision Systems Corp*§	5,600	120,008
News Corp. Class A	1,700	31,875
Regal Entertainment Group Class A§	9,700	187,113
Time Warner, Inc.	5,700	79,914
Walt Disney Co.§	7,100	222,798
		641,708
Metals & Mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc.§	1,900	182,818
Nucor Corp.§	2,500	169,350
Southern Copper Corp.§	500	51,915
		404,083
Multiline Retail (0.1%)
Wal-Mart Stores, Inc.	300	15,804

Oil & Gas (17.5%)
Apache Corp.	1,100	132,902
Chevron Corp.§	12,600	1,075,536
ConocoPhillips	10,104	770,026
Devon Energy Corp.	3,700	386,021
Exxon Mobil Corp.	24,400	2,063,752
Frontier Oil Corp.§	5,600	152,656
Marathon Oil Corp.	6,600	300,960
Murphy Oil Corp.§	900	73,926
Occidental Petroleum Corp.	6,200	453,654
Valero Energy Corp.§	1,800	88,398
		5,497,831
Paper & Forest Products (0.6%)
International Paper Co.§	7,100	193,120

Pharmaceuticals (5.2%)
Johnson & Johnson	6,600	428,142
Merck & Company, Inc.	3,800	144,210
Pfizer, Inc.	40,800	853,944
Sepracor, Inc.*	2,900	56,608
Watson Pharmaceuticals, Inc.*§	5,200	152,464
		1,635,368

	Number of Shares	Value

COMMON STOCKS
Real Estate (0.1%)
Jones Lang LaSalle, Inc.§	400	$30,936

Semiconductor Equipment & Products (0.6%)
MEMC Electronic Materials, Inc.*	1,300	92,170
Texas Instruments, Inc.§	3,100	87,637
		179,807
Software (0.4%)
Autodesk, Inc.*§	1,700	53,516
Microsoft Corp.§	2,600	73,788
		127,304
Specialty Retail (1.3%)
AnnTaylor Stores Corp.*§	1,400	33,852
RadioShack Corp.§	10,500	170,625
The Gap, Inc.§	10,300	202,704
		407,181
Textiles & Apparel (0.1%)
Liz Claiborne, Inc.§	1,000	18,150

Tobacco (1.4%)
Altria Group, Inc.	3,400	75,480
Loews Corp. Carolina Group	2,500	181,375
Philip Morris International Inc.*	3,400	171,972
		428,827
TOTAL COMMON STOCKS (Cost $29,414,677)		30,127,066

SHORT-TERM INVESTMENTS (36.6%)
State Street Navigator Prime Portfolio§§	10,154,625	10,154,625

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 1.100%, 4/01/08	$1,364	1,364,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,518,625)		11,518,625

TOTAL INVESTMENTS AT VALUE (132.3%) (Cost $40,933,302)		41,645,691

LIABILITIES IN EXCESS OF OTHER ASSETS (-32.3%)		(10,158,748)

NET ASSETS (100.0%)		$31,486,943

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$40,281,691	$—
Level 2 - Other Significant Observable Inputs	1,364,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$41,645,691	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $40,933,302, $3,418,414, $(2,706,025) and $712,389, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Global Small Cap Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.4%)
Australia (7.1%)
Banks (1.0%)
Bendigo Bank, Ltd.§	67,000	$730,256

Commercial Services & Supplies (0.5%)
Iress Market Technology, Ltd.§	55,000	347,412

Diversified Financials (3.2%)
Austbrokers Holdings, Ltd.	312,000	1,099,345
Australian Infrastructure Fund	256,000	637,059
Mortgage Choice, Ltd.§	395,000	538,902
		2,275,306
Machinery (0.4%)
Emeco Holdings, Ltd.§	329,000	241,616

Media (1.4%)
Seven Network, Ltd.	67,000	584,837
STW Communications Group, Ltd.§	205,000	418,339
		1,003,176
Transportation Infrastructure (0.6%)
Babcock & Brown Infrastructure Group§	419,192	451,571
TOTAL AUSTRALIA		5,049,337

Bermuda (0.7%)
Diversified Financials (0.0%)
MF Global, Ltd.*§	1,600	15,856

Insurance (0.6%)
Allied World Assurance Holdings, Ltd.§	1,300	51,610
Arch Capital Group, Ltd.*	1,300	89,271
Argo Group International Holdings, Ltd.	1,200	42,624
Aspen Insurance Holdings Ltd.	3,100	81,778
Endurance Specialty Holdings, Ltd.§	1,600	58,560
IPC Holdings, Ltd.§	1,900	53,200
Max Capital Group, Ltd.§	1,600	41,904
Platinum Underwriters Holdings, Ltd.	1,600	51,936
		470,883
Marine (0.1%)
TBS International, Ltd. Class A*§	1,200	36,240
TOTAL BERMUDA		522,979

Cayman Islands (0.3%)
Food Products (0.2%)
Fresh Del Monte Produce, Inc.*§	3,700	134,680

Internet Software & Services (0.1%)
SINA Corp.*	2,700	95,175
TOTAL CAYMAN ISLANDS		229,855

China (1.6%)
Communications Equipment (1.6%)
ZTE Corp. Series H§	237,550	1,131,341
TOTAL CHINA		1,131,341

Finland (0.5%)
Communications Equipment (0.5%)
Elcoteq SE*§	54,150	357,105
TOTAL FINLAND		357,105

France (1.2%)
Real Estate (1.2%)
Nexity	19,491	841,179
TOTAL FRANCE		841,179

	Number of
	Shares	Value

COMMON STOCKS
Germany (11.6%)
Building Products (2.0%)
Pfleiderer AG§	57,300	$1,449,865

Commercial Services & Supplies (1.2%)
CeWe Color Holding AG	28,500	873,840

Healthcare Providers & Services (1.8%)
Rhoen-Klinikum AG	43,050	1,279,019

Machinery (2.8%)
KUKA AG*§	58,000	2,008,158

Real Estate (1.1%)
Vivacon AG§	35,000	742,485

Specialty Retail (2.7%)
Fielmann AG	30,600	1,888,886
TOTAL GERMANY		8,242,253

Japan (16.8%)
Auto Components (1.9%)
NHK Spring Company, Ltd.	96,000	686,629
Nippon Seiki Company, Ltd.	50,000	683,332
		1,369,961
Chemicals (3.9%)
Kuraray Company, Ltd.	100,500	1,209,630
Nippon Shokubai Company, Ltd.	71,000	473,450
Teijin, Ltd.§	251,000	1,065,721
		2,748,801
Commercial Services & Supplies (0.1%)
Take and Give Needs Company, Ltd.*§	895	97,704

Communications Equipment (0.8%)
Epson Toyocom Corp.	153,000	537,652

Computers & Peripherals (1.2%)
Melco Holdings, Inc.§	51,300	880,832

Distributor (0.5%)
Happinet Corp.	21,100	326,004

Diversified Financials (0.8%)
Asset Managers Company, Ltd.§	440	314,129
OMC Card, Inc.*§	87,100	257,114
		571,243
Electrical Equipment (1.0%)
Hitachi Cable, Ltd.	187,000	705,227

Food Products (1.0%)
Mitsui Sugar Company, Ltd.§	199,000	682,566

Hotels, Restaurants & Leisure (0.4%)
Round One Corp.	309	324,060

Internet & Catalog Retail (0.6%)
Belluna Company, Ltd.	50,200	422,883

Internet Software & Services (1.5%)
ACCA Networks Company, Ltd.	206	285,783
SBI Holdings, Inc.§	3,375	817,858
		1,103,641
Machinery (1.0%)
Sodick Company, Ltd.	159,800	704,079

Media (1.3%)
Kadokawa Group Holdings, Inc.§	38,000	920,953

Specialty Retail (0.8%)
Village Vanguard Company, Ltd.	109	558,849
TOTAL JAPAN		11,954,455

	Number of
	Shares	Value

COMMON STOCKS
Netherlands (2.1%)
Electronic Equipment & Instruments (1.4%)
Gemalto NV*	34,200	$999,572

Energy Equipment & Services (0.3%)
Core Laboratories NV*§	1,600	190,880

Software (0.4%)
Tele Atlas NV*	6,744	269,443
TOTAL NETHERLANDS		1,459,895

Norway (3.3%)
Electronic Equipment & Instruments (1.4%)
Tandberg ASA	66,172	1,000,186

Machinery (1.9%)
Tomra Systems ASA	172,000	1,308,786
TOTAL NORWAY		2,308,972

Puerto Rico (0.1%)
Banks (0.1%)
First Bancorp.§	4,000	40,640
Santander Bancorp	2,700	27,297
TOTAL PUERTO RICO		67,937

Sweden (5.2%)
Commercial Services & Supplies (0.9%)
Cision AB*§	216,000	601,116

Healthcare Equipment & Supplies (2.4%)
Getinge AB Class B§	66,664	1,735,102

Machinery (1.9%)
Alfa Laval AB	21,652	1,320,219
TOTAL SWEDEN		3,656,437

Switzerland (1.3%)
Machinery (1.3%)
Georg Fischer AG*	1,865	925,382
TOTAL SWITZERLAND		925,382

United Kingdom (7.0%)
Commercial Services & Supplies (1.8%)
Serco Group PLC	138,598	1,250,681

Industrial Conglomerates (3.5%)
Intertek Group PLC	71,765	1,474,291
Synergy Healthcare PLC	81,215	1,045,967
		2,520,258
Road & Rail (1.7%)
Arriva PLC	90,195	1,230,279
TOTAL UNITED KINGDOM		5,001,218

United States (36.6%)
Aerospace & Defense (0.4%)
Alliant Techsystems, Inc.*§	1,800	186,354
Cubic Corp.§	2,400	68,232
Curtiss-Wright Corp.	600	24,888
DRS Technologies, Inc.§	600	34,968
		314,442
Air Freight & Couriers (0.1%)
Hub Group, Inc. Class A*	1,500	49,335
Ryder System, Inc.	900	54,819
		104,154
Airlines (0.1%)
Continental Airlines, Inc. Class B*§	1,300	24,999

	Number of
	Shares	Value

COMMON STOCKS
United States
Airlines
Republic Airways Holdings, Inc.*§	700	$15,162
		40,161
Auto Components (0.7%)
Aftermarket Technology Corp.*	1,700	33,048
American Axle & Manufacturing Holdings, Inc.§	3,200	65,600
Autoliv, Inc.§	1,300	65,260
Cooper Tire & Rubber Co.§	6,900	103,293
Lear Corp.*§	2,300	59,593
LKQ Corp.*§	6,700	150,549
		477,343
Banks (1.7%)
AMCORE Financial, Inc.§	1,700	34,595
BancFirst Corp.§	800	36,624
Bank of Hawaii Corp.	700	34,692
Cathay General Bancorp§	1,900	39,387
Central Pacific Financial Corp.§	1,900	35,815
Chemical Financial Corp.§	1,600	38,144
Citizens Republic Bancorp, Inc.§	6,400	79,552
Community Trust Bancorp, Inc.§	600	17,580
East West Bancorp, Inc.§	3,400	60,350
First Community Bancorp, Inc.§	2,100	56,385
First Niagara Financial Group, Inc.§	4,800	65,232
Frontier Financial Corp.§	2,200	38,896
Hanmi Financial Corp.§	6,400	47,296
Park National Corp.§	600	42,510
Prosperity Bancshares, Inc.§	1,600	45,856
Provident Bankshares Corp.§	3,000	32,220
South Financial Group, Inc.§	4,500	66,870
Sterling Financial Corp.§	5,200	81,172
Sterling Financial Corp.*	1,900	33,155
SVB Financial Group*§	1,800	78,552
Synovus Financial Corp.§	6,400	70,784
United Community Banks, Inc.§	3,300	56,034
Washington Federal, Inc.§	3,100	70,804
Webster Financial Corp.	1,900	52,953
		1,215,458
Beverages (0.1%)
Boston Beer Company, Inc. Class A*§	1,100	52,294

Biotechnology (1.5%)
BioMarin Pharmaceutical, Inc.*§	5,000	176,850
Celgene Corp.*§	1,088	66,666
Cubist Pharmaceuticals, Inc.*§	4,100	75,522
Enzon Pharmaceuticals, Inc.*§	3,400	31,314
IDEXX Laboratories, Inc.*§	1,900	93,594
LifeCell Corp.*§	1,200	50,436
Martek Biosciences Corp.*§	2,300	70,311
OSI Pharmaceuticals, Inc.*§	1,500	56,085
Pharmanet Development Group, Inc.*§	5,000	126,150
Regeneron Pharmaceuticals, Inc.*§	2,400	46,056
Savient Pharmaceuticals, Inc.*§	2,400	48,000
Seattle Genetics, Inc.*§	3,900	35,490
United Therapeutics Corp.*	600	52,020
ViroPharma, Inc.*§	9,500	84,930
XenoPort Inc.*§	800	32,376
		1,045,800
Building Products (0.1%)
Crane Co.	1,400	56,490
NCI Building Systems, Inc.*§	1,200	29,040
		85,530

	Number of
	Shares	Value

COMMON STOCKS
United States
Chemicals (1.7%)
Ashland, Inc.	900	$42,570
Calgon Carbon Corp.*§	3,700	55,685
CF Industries Holdings, Inc.§	2,400	248,688
Cytec Industries, Inc.	700	37,695
FMC Corp.§	2,500	138,725
Innospec, Inc.	7,400	156,880
Lubrizol Corp.§	3,300	183,183
Minerals Technologies, Inc.§	800	50,240
NewMarket Corp.§	1,000	75,450
Olin Corp.§	2,400	47,424
OM Group, Inc.*§	2,700	147,258
		1,183,798
Commercial Services & Supplies (2.1%)
Arbitron, Inc.§	800	34,528
Atlas Air Worldwide Holdings, Inc.*	1,100	60,500
Brink’s Co.§	2,800	188,104
Clean Harbors, Inc.*§	2,500	162,500
Consolidated Graphics, Inc.*§	700	39,235
Convergys Corp.*	2,000	30,120
Covanta Holding Corp.*§	1,600	44,000
CSG Systems International, Inc.*§	3,200	36,384
Darling International, Inc.*	3,000	38,850
DeVry, Inc.§	900	37,656
FTI Consulting, Inc.*§	1,300	92,352
Heidrick & Struggles International, Inc.§	1,500	48,795
Herman Miller, Inc.§	1,200	29,484
Hewitt Associates, Inc. Class A*§	1,500	59,655
ITT Educational Services, Inc.*§	1,200	55,116
Koppers Holdings, Inc.§	1,600	70,896
Korn/Ferry International*§	3,100	52,390
Navigant Consulting, Inc.*	2,100	39,858
Pre-Paid Legal Services, Inc.*§	1,400	59,374
Sotheby’s§	900	26,019
Stericycle, Inc.*	1,500	77,250
Strayer Education, Inc.§	400	61,000
Tetra Technologies, Inc.*§	2,500	48,775
United Stationers, Inc.*	900	42,930
Watson Wyatt Worldwide, Inc. Class A§	600	34,050
		1,469,821
Commingled Fund (0.1%)
iShares Russell 2000 Index Fund§	1,600	109,616

Communications Equipment (0.6%)
Arris Group, Inc.*§	6,272	36,503
Atheros Communications*§	800	16,672
CommScope, Inc.*§	2,600	90,558
Comtech Telecommunications Corp.*§	1,000	39,000
Emulex Corp.*§	5,300	86,072
InterDigital, Inc.*§	2,100	41,601
Plantronics, Inc.§	2,300	44,413
ViaSat, Inc.*§	1,900	41,268
		396,087
Computers & Peripherals (0.3%)
Hutchinson Technology, Inc.*§	3,100	49,321
NCR Corp.*	6,300	143,829
Novatel Wireless, Inc.*§	2,300	22,264
Sigma Designs, Inc.*§	1,100	24,937
		240,351
Construction & Engineering (0.3%)
EMCOR Group, Inc.*	1,900	42,199
Perini Corp.*	2,100	76,083

	Number of
	Shares	Value

COMMON STOCKS
United States
Construction & Engineering
Shaw Group, Inc.*§	2,300	$108,422
		226,704
Containers & Packaging (0.2%)
Myers Industries, Inc.§	4,300	56,459
Rock-Tenn Co. Class A	2,600	77,922
		134,381
Distributor (0.0%)
WESCO International, Inc.*§	600	21,894

Diversified Financials (1.0%)
AmeriCredit Corp.*§	1,600	16,112
CBIZ, Inc.*§	3,500	28,420
Eaton Vance Corp.§	1,800	54,918
FCStone Group, Inc.*§	1,100	30,470
Federated Investors, Inc. Class B§	2,800	109,648
GAMCO Investors, Inc. Class A§	600	30,216
Greenhill & Company, Inc.§	1,400	97,384
Guaranty Financial Group, Inc.*	2,300	24,426
Interactive Brokers Group, Inc. Class A*§	2,500	64,175
MCG Capital Corp.§	7,200	65,448
Nasdaq OMX Group, Inc.*	2,000	77,320
Raymond James Financial, Inc.§	1,500	34,470
Texas Capital Bancshares, Inc.*§	1,800	30,384
World Acceptance Corp.*§	1,100	35,035
		698,426
Diversified Telecommunication Services (0.3%)
CenturyTel, Inc.§	2,200	73,128
Cincinnati Bell, Inc.*§	10,500	44,730
NeuStar, Inc. Class A*§	1,100	29,128
Premiere Global Services, Inc.*§	3,300	47,322
		194,308
Electric Utilities (0.9%)
Black Hills Corp.§	2,000	71,560
CMS Energy Corp.§	3,500	47,390
El Paso Electric Co.*	3,100	66,247
Hawaiian Electric Industries, Inc.§	3,700	88,319
ITC Holdings Corp.§	1,200	62,472
Northeast Utilities	2,500	61,350
NSTAR§	2,500	76,075
OGE Energy Corp.§	1,300	40,521
Ormat Technologies, Inc.§	1,100	47,311
PNM Resources, Inc.§	5,200	64,844
		626,089
Electrical Equipment (0.5%)
AZZ, Inc.*§	1,500	53,370
Baldor Electric Co.§	1,000	28,000
Encore Wire Corp.§	5,800	105,618
EnerSys*§	2,500	59,800
Regal-Beloit Corp.§	1,400	51,282
Superior Essex, Inc.*§	1,000	28,120
Thomas & Betts Corp.*§	900	32,733
		358,923
Electronic Equipment & Instruments (1.0%)
Benchmark Electronics, Inc.*	4,200	75,390
FLIR Systems, Inc.*§	2,700	81,243
Ingram Micro, Inc.*	2,400	37,992
Itron, Inc.*§	500	45,115
Methode Electronics, Inc.§	2,700	31,563
Mettler-Toledo International, Inc.*	900	87,408
Molex, Inc.§	3,400	78,744

	Number of
	Shares	Value

COMMON STOCKS
United States
Electronic Equipment & Instruments
MTS Systems Corp.	800	$25,808
Plexus Corp.*	600	16,830
Rofin-Sinar Technologies, Inc.*§	400	17,960
Varian, Inc.*§	2,400	139,008
Vishay Intertechnology, Inc.*	5,200	47,112
		684,173
Energy Equipment & Services (1.0%)
Allis-Chalmers Energy, Inc.*§	2,500	34,475
Atwood Oceanics, Inc.*	700	64,204
Basic Energy Services, Inc.*§	2,700	59,616
Complete Production Services, Inc.*	2,000	45,880
Dril-Quip, Inc.*	900	41,823
Global Industries, Ltd.*§	3,000	48,270
Helmerich & Payne, Inc.	1,600	74,992
Oil States International, Inc.*§	2,400	107,544
Tidewater, Inc.§	1,300	71,643
Trico Marine Services, Inc.*§	1,700	66,249
Unit Corp.*	1,300	73,645
		688,341
Food & Drug Retailing (0.8%)
Central European Distribution Corp.*§	1,100	64,009
Flowers Foods, Inc.	2,200	54,450
Longs Drug Stores Corp.§	1,500	63,690
Nash Finch Co.§	1,100	37,378
Performance Food Group Co.*§	1,400	45,752
Spartan Stores, Inc.§	1,500	31,275
Terra Industries, Inc.*	5,900	209,627
Winn-Dixie Stores, Inc.*§	3,100	55,676
		561,857
Food Products (0.6%)
Cal-Maine Foods, Inc.§	2,300	76,774
Chiquita Brands International, Inc.*§	1,300	30,043
Corn Products International, Inc.§	2,600	96,564
Del Monte Foods Co.	5,900	56,226
Herbalife, Ltd.	1,500	71,250
Hormel Foods Corp.§	2,000	83,320
		414,177
Gas Utilities (0.9%)
Energen Corp.	3,200	199,360
MDU Resources Group, Inc.§	4,500	110,475
National Fuel Gas Co.§	4,100	193,561
ONEOK, Inc.	2,600	116,038
		619,434
Healthcare Equipment & Supplies (1.0%)
CONMED Corp.*§	2,400	61,536
Haemonetics Corp.*§	800	47,664
Hologic, Inc.*§	1,000	55,600
Illumina, Inc.*§	1,600	121,440
Invacare Corp.§	2,500	55,700
Kinetic Concepts, Inc.*§	3,400	157,182
Meridian Bioscience, Inc.§	2,350	78,561
STERIS Corp.§	3,200	85,856
SurModics, Inc.*§	900	37,692
		701,231
Healthcare Providers & Services (1.8%)
Air Methods Corp.*§	900	43,533
Amedisys, Inc.*§	300	11,802
Amerigroup Corp.*§	800	21,864
AMN Healthcare Services, Inc.*§	1,500	23,130
AmSurg Corp.*§	2,700	63,936

	Number of
	Shares	Value

COMMON STOCKS
United States
Healthcare Providers & Services
Apria Healthcare Group, Inc.*§	2,900	$57,275
Henry Schein, Inc.*§	1,400	80,360
Kindred Healthcare, Inc.*	3,000	65,610
LifePoint Hospitals, Inc.*§	900	24,723
MAXIMUS, Inc.	2,500	91,775
Molina Healthcare, Inc.*§	1,000	24,420
Owens & Minor, Inc.§	600	23,604
PARAXEL International Corp.*	5,700	148,770
Pediatrix Medical Group, Inc.*	700	47,180
Pharmaceutical Product Development, Inc.	4,800	201,120
Sunrise Senior Living, Inc.*§	2,700	60,156
WellCare Health Plans, Inc.*§	6,600	257,070
		1,246,328
Hotels, Restaurants & Leisure (0.8%)
CBRL Group, Inc.§	3,300	118,041
CEC Entertainment, Inc.*§	2,400	69,312
Chipotle Mexican Grill, Inc. Class B*§	300	29,127
Choice Hotels International, Inc.§	2,100	71,631
Jack in the Box, Inc.*§	1,900	51,053
Landry’s Restaurants, Inc.§	3,000	48,840
Papa John’s International, Inc.*§	2,600	62,946
WMS Industries, Inc.*§	3,300	118,701
		569,651
Household Durables (0.7%)
American Greetings Corp. Class A§	2,300	42,665
Blyth, Inc.§	1,800	35,496
Furniture Brands International, Inc.§	2,600	30,420
KB Home§	1,200	29,676
La-Z-Boy, Inc.§	3,800	31,692
NVR, Inc.*§	200	119,500
Ryland Group, Inc.§	1,600	52,624
Snap-On, Inc.§	800	40,680
Tupperware Brands Corp.§	2,400	92,832
		475,585
Industrial Conglomerates (0.6%)
Carlisle Companies, Inc.§	1,600	53,504
Chemed Corp.§	1,600	67,520
Walter Industries, Inc.§	4,500	281,835
		402,859
Insurance (1.1%)
American Equity Investment Life Holding Co.§	3,700	34,336
American Financial Group, Inc.§	2,100	53,676
CNA Surety Corp.*§	1,600	24,608
Conseco, Inc.*§	2,800	28,560
Employers Holdings, Inc.§	1,900	35,226
HCC Insurance Holdings, Inc.§	2,800	63,532
LandAmerica Financial Group, Inc.§	1,700	67,099
National Interstate Corp.§	1,000	23,350
Philadelphia Consolidated Holding Corp.*	1,800	57,960
Phoenix Companies, Inc.§	4,200	51,282
Radian Group, Inc.§	5,900	38,763
Reinsurance Group of America, Inc.§	1,000	54,440
Selective Insurance Group, Inc.§	1,900	45,372
StanCorp Financial Group, Inc.	800	38,168
State Auto Financial Corp.§	2,300	66,999
United Fire & Casualty Co.§	1,600	59,840
Zenith National Insurance Corp.§	1,500	53,790
		797,001
Internet & Catalog Retail (0.2%)
Insight Enterprises, Inc.*	1,800	31,500

	Number of
	Shares	Value

COMMON STOCKS
United States
Internet & Catalog Retail
Priceline.com, Inc.*§	900	$108,774
Systemax, Inc.§	1,300	15,678
		155,952
Internet Software & Services (0.3%)
Blue Coat Systems, Inc.*§	1,600	35,264
EarthLink, Inc.*§	5,100	38,505
j2 Global Communications, Inc.*§	2,200	49,104
Sohu.com, Inc.*§	1,600	72,208
Vignette Corp.*§	2,100	27,741
		222,822
IT Consulting & Services (0.1%)
Acxiom Corp.§	3,200	37,984
IHS, Inc. Class A*§	1,100	70,741
		108,725
Leisure Equipment & Products (0.1%)
Brunswick Corp.§	1,600	25,552
Callaway Golf Co.	1,800	26,424
Polaris Industries, Inc.§	600	24,606
RC2 Corp.*§	1,600	33,552
		110,134
Machinery (1.8%)
Actuant Corp. Class A§	900	27,189
AGCO Corp.*§	3,400	203,592
Applied Industrial Technologies, Inc.§	2,100	62,769
Badger Meter, Inc.§	1,000	43,200
Barnes Group, Inc.§	1,900	43,605
Ceradyne, Inc.*§	900	28,764
Chart Industries, Inc.*§	1,200	40,608
Columbus McKinnon Corp.*§	1,500	46,470
Dionex Corp.*§	1,100	84,689
Flowserve Corp.	900	93,942
FreightCar America, Inc.§	1,600	54,880
Gardner Denver, Inc.*	2,200	81,620
Kennametal, Inc.	1,200	35,316
Manitowoc Company, Inc.§	2,200	89,760
Mueller Industries, Inc.	2,300	66,355
Reliance Steel & Aluminum Co.§	1,500	89,790
Robbins & Myers, Inc.	2,100	68,565
Timken Co.	1,100	32,692
Titan International, Inc.§	1,200	36,732
Valmont Industries, Inc.§	600	52,734
		1,283,272
Marine (0.3%)
Cal Dive International, Inc.*§	6,450	66,951
Genco Shipping & Trading, Ltd.§	1,100	62,073
Overseas Shipholding Group, Inc.§	1,400	98,056
		227,080
Media (0.4%)
Entercom Communications Corp.§	2,200	21,846
Harte-Hanks, Inc.§	2,200	30,074
Meredith Corp.§	700	26,775
Netflix, Inc.*§	2,000	69,300
Regal Entertainment Group Class A§	2,700	52,083
Scholastic Corp.*§	2,300	69,621
		269,699
Metals & Mining (1.6%)
AK Steel Holding Corp.§	4,200	228,564
Century Aluminum Co.*§	500	33,120
Cleveland-Cliffs, Inc.§	1,900	227,658

	Number of
	Shares	Value

COMMON STOCKS
United States
Metals & Mining
Compass Minerals International, Inc.§	3,900	$230,022
GrafTech International, Ltd.*§	5,400	87,534
Hecla Mining Co.*§	13,400	149,544
Kaiser Aluminum Corp.§	600	41,580
Massey Energy Co.§	2,300	83,950
Steel Dynamics, Inc.§	2,400	79,296
		1,161,268
Multiline Retail (0.3%)
Big Lots, Inc.*§	4,800	107,040
BJ’s Wholesale Club, Inc.*§	1,800	64,242
Dollar Tree, Inc.*§	1,600	44,144
		215,426
Office Electronics (0.1%)
Zebra Technologies Corp.*§	1,200	39,984

Oil & Gas (2.2%)
Alon USA Energy, Inc.§	2,000	30,420
Bill Barrett Corp.*§	1,800	85,050
Bois d’Arc Energy, Inc.*§	3,300	70,917
BPZ Resources, Inc.*§	1,600	34,768
Bronco Drilling Co, Inc.*§	2,400	38,664
Cabot Oil & Gas Corp.	1,600	81,344
Comstock Resources, Inc.*	1,600	64,480
Concho Resources, Inc.*	1,100	28,204
Continental Resources, Inc.*§	3,200	102,048
Delek US Holdings, Inc.§	1,900	24,073
Frontier Oil Corp.§	2,300	62,698
Gulfport Energy Corp.*§	5,800	61,480
Helix Energy Solutions Group, Inc.*§	2,700	85,050
Holly Corp.§	1,300	56,433
Mariner Energy, Inc.*§	3,200	86,432
Petroleum Development Corp.*§	1,000	69,270
Pioneer Drilling Co.*§	3,100	49,383
Rosetta Resources, Inc.*§	3,400	66,878
Stone Energy Corp.*	3,100	162,161
Swift Energy Co.*§	2,700	121,473
W&T Offshore, Inc.§	5,000	170,550
		1,551,776
Personal Products (0.2%)
Alberto-Culver Co.	1,500	41,115
Chattem, Inc.*§	300	19,902
NBTY, Inc.*	1,700	50,915
		111,932
Pharmaceuticals (0.4%)
Alnylam Pharmaceuticals, Inc.*§	2,100	51,240
King Pharmaceuticals, Inc.*§	5,600	48,720
Medicis Pharmaceutical Corp. Class A§	2,000	39,380
Par Pharmaceutical Cos, Inc.*§	1,800	31,302
Sciele Pharma, Inc.*§	1,800	35,100
Sepracor, Inc.*§	2,200	42,944
Watson Pharmaceuticals, Inc.*§	2,100	61,572
		310,258
Real Estate (1.8%)
Annaly Capital Management, Inc.	6,700	102,644
Anthracite Capital, Inc.§	4,400	29,040
Anworth Mortgage Asset Corp.§	2,400	14,712
Brandywine Realty Trust	4,400	74,624
BRE Properties, Inc.§	1,400	63,784
Colonial Properties Trust§	1,700	40,885
Entertainment Properties Trust§	1,700	83,861
FelCor Lodging Trust, Inc.	7,300	87,819

	Number of
	Shares	Value

COMMON STOCKS
United States
Real Estate
First Industrial Realty Trust, Inc.§	900	$27,801
Gramercy Capital Corp.§	1,400	29,302
Hospitality Properties Trust§	1,500	51,030
HRPT Properties Trust	10,600	71,338
Jones Lang LaSalle, Inc.§	1,300	100,542
Mack-Cali Realty Corp.	1,600	57,136
Mid-America Apartment Communities, Inc.§	1,200	59,808
National Health Investors, Inc.§	1,800	56,250
National Retail Properties, Inc.	2,200	48,510
Omega Healthcare Investors, Inc.	1,600	27,776
Parkway Properties, Inc.§	2,000	73,920
Pennsylvania Real Estate Investment Trust§	1,600	39,024
Ramco-Gershenson Properties Trust§	1,400	29,554
Realty Income Corp.§	1,400	35,868
Sunstone Hotel Investors, Inc.§	2,400	38,424
Weingarten Realty Investors§	1,100	37,884
		1,281,536
Road & Rail (0.3%)
Arkansas Best Corp.§	1,400	44,604
J.B. Hunt Transport Services, Inc.§	1,400	44,002
Kansas City Southern*§	1,800	72,198
Werner Enterprises, Inc.§	2,200	40,832
		201,636
Semiconductor Equipment & Products (1.1%)
Advanced Energy Industries, Inc.*§	3,400	45,084
Amkor Technology, Inc.*§	7,900	84,530
Cabot Microelectronics Corp.*§	1,100	35,365
Cree, Inc.*§	1,200	33,552
Cymer, Inc.*§	1,400	36,456
Cypress Semiconductor Corp.*	2,500	59,025
Entegris, Inc.*§	5,700	40,983
Integrated Device Technology, Inc.*	5,600	50,008
Microsemi Corp.*§	1,100	25,080
MKS Instruments, Inc.*§	2,300	49,220
OmniVision Technologies, Inc.*§	3,000	50,460
QLogic Corp.*	2,900	44,515
Semtech Corp.*§	5,200	74,516
Teradyne, Inc.*	5,000	62,100
Varian Semiconductor Equipment Associates, Inc.*§	1,250	35,187
Zoran Corp.*§	6,500	88,790
		814,871
Software (0.9%)
Aspen Technology, Inc.*§	4,400	56,100
Compuware Corp.*§	4,100	30,094
JDA Software Group, Inc.*	3,500	63,875
MICROS Systems, Inc.*§	1,200	40,392
MicroStrategy, Inc. Class A*§	800	59,192
Novell, Inc.*§	8,300	52,207
Parametric Technology Corp.*§	3,700	59,126
Progress Software Corp.*§	1,600	47,872
SPSS, Inc.*§	1,800	69,804
Sybase, Inc.*	4,400	115,720
Taleo Corp. Class A*§	2,000	38,800
		633,182
Specialty Retail (0.8%)
Aeropostale, Inc.*§	3,200	86,752
Barnes & Noble, Inc.§	2,000	61,300
Buckle, Inc.§	1,100	49,203
Cato Corp. Class A§	2,200	32,868
Gymboree Corp.*§	800	31,904
Jo-Ann Stores, Inc.*§	2,100	30,933

	Number of
	Shares	Value

COMMON STOCKS
United States
Specialty Retail
Jos. A. Bank Clothiers, Inc.*§	1,600	$32,800
Men’s Wearhouse, Inc.§	3,000	69,810
Rent-A-Center, Inc.§	2,600	47,710
United Rentals, Inc.§	3,000	56,520
Urban Outfitters, Inc.§	1,700	53,295
Zale Corp.§	1,400	27,664
		580,759
Textiles & Apparel (0.4%)
Deckers Outdoor Corp.*§	200	21,564
Fossil, Inc.*§	1,500	45,810
Jones Apparel Group, Inc.§	5,200	69,784
Warnaco Group, Inc.*§	2,100	82,824
Wolverine World Wide, Inc.§	1,800	52,218
		272,200
Tobacco (0.2%)
Universal Corp.§	2,700	176,931

Water Utilities (0.0%)
California Water Service Group§	900	34,335

Wireless Telecommunication Services (0.1%)
Centennial Communications Corp.*§	3,600	21,276
USA Mobility, Inc.*§	2,500	17,850
		39,126
TOTAL UNITED STATES		25,959,121
TOTAL COMMON STOCKS (Cost $71,126,057)		67,707,466

RIGHTS (0.0%)
United States (0.0%)
Diversified Financials (0.0%)
MCG Capital Corp., strike price $6.36 expires 04/18/2008* (Cost $0)	1,029	1,101

SHORT-TERM INVESTMENTS (35.5%)
State Street Navigator Prime Portfolio§§	22,985,577	22,985,577

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 1.100%, 4/01/08	$2,244	2,244,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,229,577)		25,229,577

TOTAL INVESTMENTS AT VALUE (130.9%) (Cost $96,355,634)		92,938,144

LIABILITIES IN EXCESS OF OTHER ASSETS (-30.9%)		(21,964,629)

NET ASSETS (100.0%)		$70,973,515

*                      Non-income producing security.

§                      Security or portion thereof is out on loan.

§§               Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$51,877,257	$—
Level 2 - Other Significant Observable Inputs	41,060,887	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$92,938,144	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $96,355,634, $11,737,797, ($15,155,287) and $(3,417,490), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Mid-Cap Core Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (96.1%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.*§	1,300	$134,589
Goodrich Corp.	800	46,008
L-3 Communications Holdings, Inc.	2,500	54,670
Rockwell Collins, Inc.	800	45,720
		280,987
Airlines (0.3%)
AMR Corp.*§	1,600	14,432
Continental Airlines, Inc. Class B*§	900	17,307
Delta Air Lines, Inc.*§	1,300	11,180
SkyWest, Inc.	900	19,008
		61,927
Auto Components (0.5%)
Autoliv, Inc.§	400	20,080
Lear Corp.*§	2,300	59,593
LKQ Corp.*§	1,900	42,693
		122,366
Banks (2.9%)
Bank of Hawaii Corp.§	1,200	59,472
Cathay General Bancorp§	1,200	24,876
Colonial BancGroup, Inc.§	6,200	59,706
East West Bancorp, Inc.§	1,800	31,950
First Community Bancorp, Inc.§	900	24,165
KeyCorp§	1,800	39,510
New York Community Bancorp, Inc.§	3,400	61,948
Northern Trust Corp.	700	46,529
South Financial Group, Inc.§	2,700	40,122
Sovereign Bancorp, Inc.§	3,400	31,688
SVB Financial Group*§	1,200	52,368
Synovus Financial Corp.§	7,300	80,738
TCF Financial Corp§	2,200	39,424
Webster Financial Corp.	1,900	52,953
		645,449
Beverages (0.2%)
Molson Coors Brewing Co. Class B§	800	42,056

Biotechnology (3.1%)
Alexion Pharmaceuticals, Inc.*§	700	41,510
BioMarin Pharmaceutical, Inc.*§	4,100	145,017
Cephalon, Inc.*§	1,400	90,160
Charles River Laboratories International, Inc.*§	1,500	88,410
Invitrogen Corp.*§	2,100	179,487
Millennium Pharmaceuticals, Inc.*§	7,300	112,858
OSI Pharmaceuticals, Inc.*§	1,200	44,868
		702,310
Building Products (0.4%)
Crane Co.	2,000	80,700

Chemicals (4.3%)
Celanese Corp. Class A	2,600	101,530
CF Industries Holdings, Inc.§	1,900	196,878
FMC Corp.§	3,400	188,666
Lubrizol Corp.	3,300	183,183
Minerals Technologies, Inc.§	800	50,240
Mosaic Co.*	1,400	143,640
Olin Corp.	1,600	31,616

	Number of
	Shares	Value

COMMON STOCKS
Chemicals
OM Group, Inc.*§	1,300	$70,902
		966,655
Commercial Services & Supplies (5.2%)
Alliance Data Systems Corp.*§	2,600	123,526
Bally Technologies, Inc.*§	1,500	51,510
Brink’s Co.§	2,500	167,950
Con-way, Inc.§	1,000	49,480
CSG Systems International, Inc.*	2,500	28,425
DeVry, Inc.	1,300	54,392
DST Systems, Inc.*§	1,200	78,888
Dun & Bradstreet Corp.§	1,200	97,656
Herman Miller, Inc.§	1,700	41,769
ITT Educational Services, Inc.*§	600	27,558
Korn/Ferry International*§	2,000	33,800
Manpower, Inc.§	1,800	101,268
Republic Services, Inc.	3,400	99,416
Sotheby’s§	1,500	43,365
Stericycle, Inc.*§	1,900	97,850
Strayer Education, Inc.§	300	45,750
Valassis Communications, Inc.*§	1,600	17,360
		1,159,963
Communications Equipment (1.4%)
ADC Telecommunications, Inc.*§	2,300	27,784
CommScope, Inc.*§	2,400	83,592
Harris Corp.§	2,400	116,472
Juniper Networks, Inc.*§	1,700	42,500
Plantronics, Inc.§	2,100	40,551
		310,899
Computers & Peripherals (1.6%)
Lexmark International, Inc. Class A*§	1,200	36,864
NCR Corp.*§	4,600	105,018
NVIDIA Corp.*	1,949	38,571
Seagate Technology§	1,000	20,940
Teradata Corp.*	600	13,236
Western Digital Corp.*	5,600	151,424
		366,053
Construction & Engineering (0.7%)
Fluor Corp.§	500	70,580
McDermott International, Inc.*§	800	43,856
Shaw Group, Inc.*	1,000	47,140
		161,576
Containers & Packaging (0.3%)
Owens-Illinois, Inc.*	1,200	67,716

Distributor (0.1%)
WESCO International, Inc.*§	600	21,894

Diversified Financials (1.5%)
Ameriprise Financial, Inc.§	900	46,665
BlackRock, Inc.§	400	81,672
Eaton Vance Corp.§	2,100	64,071
Federated Investors, Inc. Class B§	1,100	43,076
First Marblehead Corp.§	1,500	11,190
Greenhill & Company, Inc.§	400	27,824
IntercontinentalExchange Inc.*§	100	13,050
Marshall & Ilsley Corp§	900	20,880
MSCI, Inc. Class A*	700	20,825
		329,253

	Number of
	Shares	Value

COMMON STOCKS
Diversified Telecommunication Services (0.2%)
CenturyTel, Inc.	500	$16,620
Embarq Corp.	500	20,050
		36,670
Electric Utilities (4.0%)
Alliant Energy Corp.§	2,500	87,525
Black Hills Corp.§	1,400	50,092
CenterPoint Energy, Inc.§	2,700	38,529
DPL, Inc.§	1,400	35,896
Edison International§	2,300	112,746
Energy East Corp.§	3,400	82,008
Entergy Corp.	1,200	130,896
Mirant Corp.*§	3,100	112,809
NRG Energy, Inc.*§	2,300	89,677
PPL Corp.§	900	41,328
Reliant Energy, Inc.*§	4,700	111,155
		892,661
Electrical Equipment (1.2%)
Energizer Holdings, Inc.*	1,200	108,576
Hubbell, Inc. Class B§	1,300	56,797
Rockwell Automation, Inc.	400	22,968
SunPower Corp. Class A*§	400	29,804
Thomas & Betts Corp.*	1,200	43,644
		261,789
Electronic Equipment & Instruments (2.0%)
Amphenol Corp. Class A§	1,300	48,425
Avnet, Inc.*	3,800	124,374
Benchmark Electronics, Inc.*§	1,200	21,540
Ingram Micro, Inc. Class A*	2,800	44,324
Intersil Corp. Class A§	2,700	69,309
Molex, Inc.§	900	20,844
Varian, Inc.*§	2,200	127,424
		456,240
Energy Equipment & Services (5.1%)
Cameron International Corp.*	2,700	112,428
ENSCO International, Inc.§	800	50,096
FMC Technologies, Inc.*§	4,800	273,072
Grant Prideco, Inc.*	4,700	231,334
Helmerich & Payne, Inc.	2,300	107,801
Patterson-UTI Energy, Inc.§	4,100	107,338
Pride International, Inc.*§	3,500	122,325
Tidewater, Inc.	2,000	110,220
Unit Corp.*	500	28,325
		1,142,939
Food & Drug Retailing (0.8%)
Flowers Foods, Inc.	900	22,275
Longs Drug Stores Corp.§	400	16,984
Terra Industries, Inc.*§	4,300	152,779
		192,038
Food Products (1.6%)
Bunge, Ltd.§	1,000	86,880
Corn Products International, Inc.§	2,100	77,994
Herbalife, Ltd.§	500	23,750
Hormel Foods Corp.§	3,300	137,478
Sara Lee Corp.§	3,200	44,736
		370,838

	Number of
	Shares	Value

COMMON STOCKS
Gas Utilities (3.8%)
Energen Corp.	3,400	$211,820
MDU Resources Group, Inc.§	3,900	95,745
National Fuel Gas Co.§	3,100	146,351
ONEOK, Inc.	2,300	102,649
Southwestern Energy Co.*§	9,000	303,210
		859,775
Healthcare Equipment & Supplies (4.7%)
Applera Corp. - Applied Biosystems Group§	1,200	39,432
Beckman Coulter, Inc.	1,400	90,370
DENTSPLY International, Inc.	3,400	131,240
Hologic, Inc.*§	2,700	150,120
Illumina, Inc.*§	400	30,360
IMS Health, Inc.	900	18,909
Intuitive Surgical, Inc.*§	1,200	389,220
Kinetic Concepts, Inc.*§	3,400	157,182
Varian Medical Systems, Inc.*§	1,200	56,208
		1,063,041
Healthcare Providers & Services (5.0%)
AmerisourceBergen Corp.	1,000	40,980
Apria Healthcare Group, Inc.*§	1,000	19,750
Covance, Inc.*	2,200	182,534
Express Scripts, Inc.*§	1,700	109,344
Henry Schein, Inc.*	2,000	114,800
Humana, Inc.*	1,600	71,776
Kindred Healthcare, Inc.*	2,600	56,862
LifePoint Hospitals, Inc.*§	1,100	30,217
Lincare Holdings, Inc.*§	1,000	28,110
PARAXEL International Corp.*§	2,300	60,030
Pharmaceutical Product Development, Inc.	4,200	175,980
WellCare Health Plans, Inc.*§	6,300	245,385
		1,135,768
Hotels, Restaurants & Leisure (1.1%)
CBRL Group, Inc.§	1,000	35,770
Chipotle Mexican Grill, Inc. Class A*§	500	56,715
Choice Hotels International, Inc.§	600	20,466
Darden Restaurants, Inc.§	1,300	42,315
WMS Industries, Inc.*§	1,200	43,164
Yum! Brands, Inc.	1,300	48,373
		246,803
Household Durables (1.9%)
Blyth, Inc.§	1,500	29,580
D.R. Horton, Inc.§	2,200	34,650
Furniture Brands International, Inc.§	4,500	52,650
KB Home§	1,200	29,676
Mohawk Industries, Inc.*§	1,200	85,932
NVR, Inc.*§	100	59,750
Pulte Homes, Inc.§	2,300	33,465
Ryland Group, Inc.§	1,600	52,624
Tupperware Brands Corp.§	1,400	54,152
		432,479
Household Products (0.3%)
Church & Dwight Company, Inc.§	1,300	70,512

Industrial Conglomerates (1.0%)
Carlisle Companies, Inc.	1,200	40,128
KBR, Inc.§	3,500	97,055
Teleflex, Inc.	900	42,939

	Number of
	Shares	Value

COMMON STOCKS
Industrial Conglomerates
Walter Industries, Inc.§	700	$43,841
		223,963
Insurance (3.8%)
Allied World Assurance Holdings, Ltd.	600	23,820
Ambac Financial Group, Inc.§	5,500	31,625
American Financial Group, Inc.	1,700	43,452
Arch Capital Group, Ltd.*	100	6,867
Assurant, Inc.	800	48,688
Axis Capital Holdings, Ltd.§	500	16,990
CNA Financial Corp.§	1,400	36,106
Conseco, Inc.*§	1,700	17,340
Endurance Specialty Holdings, Ltd.	200	7,320
Everest Re Group, Ltd.	1,500	134,295
Fidelity National Financial, Inc. Class A§	6,900	126,477
HCC Insurance Holdings, Inc.§	2,500	56,725
MGIC Investment Corp.§	1,200	12,636
Nationwide Financial Services, Inc. Class A§	1,100	52,008
PartnerRe, Ltd.§	100	7,630
PMI Group, Inc.§	3,600	20,952
Radian Group, Inc.§	4,400	28,908
RenaissanceRe Holdings, Ltd.	100	5,191
Transatlantic Holdings, Inc.§	100	6,635
Unum Group	1,800	39,618
W.R. Berkley Corp.	4,200	116,298
XL Capital, Ltd. Class A§	600	17,730
		857,311
Internet Software & Services (0.5%)
McAfee, Inc.*	3,500	115,815

IT Consulting & Services (0.3%)
Acxiom Corp.§	1,400	16,618
Computer Sciences Corp.*§	1,000	40,790
		57,408
Leisure Equipment & Products (0.4%)
Brunswick Corp.§	1,200	19,164
Callaway Golf Co.§	1,700	24,956
Hasbro, Inc.	800	22,320
Polaris Industries, Inc.§	500	20,505
		86,945
Machinery (4.4%)
AGCO Corp.*§	3,600	215,568
Eaton Corp.	500	39,835
Flowserve Corp.§	1,300	135,694
Gardner Denver, Inc.*	1,100	40,810
Harsco Corp.	1,000	55,380
Ingersoll-Rand Company, Ltd. Class A§	1,400	62,412
Joy Global, Inc.	3,900	254,124
Kennametal, Inc.	800	23,544
Parker Hannifin Corp.§	650	45,025
SPX Corp.	700	73,430
Timken Co.	1,200	35,664
		981,486
Marine (0.2%)
Overseas Shipholding Group, Inc.§	600	42,024

Media (1.0%)
DISH Network Corp. Class A*§	600	17,238
Gannett Co., Inc.§	700	20,335
Harte-Hanks, Inc.§	1,100	15,037

	Number of
	Shares	Value

COMMON STOCKS
Media
Interactive Data Corp.§	1,600	$45,552
Netflix, Inc.*§	1,000	34,650
Regal Entertainment Group Class A§	1,200	23,148
Scholastic Corp.*§	2,000	60,540
		216,500
Metals & Mining (4.1%)
AK Steel Holding Corp.§	2,000	108,840
Arch Coal, Inc.	2,900	126,150
Cleveland-Cliffs, Inc.§	2,200	263,604
Freeport-McMoRan Copper & Gold, Inc.§	1,300	125,086
Massey Energy Co.§	1,000	36,500
Steel Dynamics, Inc.§	3,800	125,552
United States Steel Corp.	1,100	139,557
		925,289
Multi-Utilities (0.5%)
Questar Corp.§	1,900	107,464

Multiline Retail (1.0%)
Big Lots, Inc.*§	3,100	69,130
BJ’s Wholesale Club, Inc.*§	2,100	74,949
Dollar Tree, Inc.*	1,800	49,662
Nordstrom, Inc.§	1,100	35,860
		229,601
Oil & Gas (6.7%)
Cimarex Energy Co.§	2,300	125,902
Continental Resources, Inc.*§	2,900	92,481
Denbury Resources, Inc.*	5,200	148,460
Encore Acquisition Co.*§	1,100	44,308
Equitable Resources, Inc.§	2,700	159,030
Frontier Oil Corp.§	3,400	92,684
Frontline, Ltd.§	600	27,612
Hess Corp.	500	44,090
Holly Corp.§	400	17,364
Murphy Oil Corp.§	600	49,284
Newfield Exploration Co.*§	2,900	153,265
Noble Energy, Inc.	500	36,400
Plains Exploration & Production Co.*§	2,500	132,850
Stone Energy Corp.*	2,200	115,082
Tesoro Corp.§	1,100	33,000
Transocean, Inc.*	1,018	137,634
W&T Offshore, Inc.§	3,000	102,330
		1,511,776
Paper & Forest Products (0.5%)
Potlatch Corp.§	900	37,143
Rayonier, Inc.§	1,700	73,848
		110,991
Personal Products (0.4%)
Alberto-Culver Co.	1,600	43,856
NBTY, Inc.*§	1,200	35,940
		79,796
Pharmaceuticals (1.1%)
Forest Laboratories, Inc.*	600	24,006
King Pharmaceuticals, Inc.*§	3,600	31,320
Medicis Pharmaceutical Corp. Class A§	1,200	23,628
Par Pharmaceutical Cos, Inc.*§	2,700	46,953
Perrigo Co.§	1,700	64,141

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals
Sepracor, Inc.*§	3,200	$62,464
		252,512
Real Estate (4.5%)
Apartment Investment & Management Co. Class A§	1,843	65,998
Brandywine Realty Trust	2,400	40,704
CBL & Associates Properties, Inc.§	1,400	32,942
Colonial Properties Trust§	1,800	43,290
Developers Diversified Realty Corp.§	900	37,692
Duke Realty Corp.	4,200	95,802
First Industrial Realty Trust, Inc.§	700	21,623
Health Care REIT, Inc.§	1,000	45,130
Hospitality Properties Trust§	2,100	71,442
Host Hotels & Resorts, Inc.§	1,300	20,696
HRPT Properties Trust§	5,500	37,015
Jones Lang LaSalle, Inc.§	1,400	108,276
Liberty Property Trust	2,000	62,220
Macerich Co.	2,100	147,567
Mack-Cali Realty Corp.	2,200	78,562
Mid-America Apartment Communities, Inc.	400	19,936
Weingarten Realty Investors§	2,600	89,544
		1,018,439
Road & Rail (1.0%)
CSX Corp.§	400	22,428
GATX Corp.§	1,100	42,977
J.B. Hunt Transport Services, Inc.§	1,900	59,717
Kansas City Southern*§	1,600	64,176
Werner Enterprises, Inc.§	2,100	38,976
		228,274
Semiconductor Equipment & Products (2.1%)
Analog Devices, Inc.§	800	23,616
Cree, Inc.*§	1,900	53,124
Cypress Semiconductor Corp.*	2,300	54,303
First Solar, Inc.*§	300	69,342
Integrated Device Technology, Inc.*	3,400	30,362
Lam Research Corp.*§	2,600	99,372
MEMC Electronic Materials, Inc.*	500	35,450
MPS Group, Inc.*	2,200	26,004
Novellus Systems, Inc.*§	1,800	37,890
QLogic Corp.*	1,600	24,560
Xilinx, Inc.	800	19,000
		473,023
Software (1.8%)
Activision, Inc.*	6,100	166,591
Autodesk, Inc.*§	600	18,888
BMC Software, Inc.*§	1,400	45,528
Cadence Design Systems, Inc.*§	5,600	59,808
Sybase, Inc.*§	1,900	49,970
Synopsys, Inc.*§	3,000	68,130
		408,915
Specialty Retail (3.4%)
Abercrombie & Fitch Co. Class A§	800	58,512
Advance Auto Parts, Inc.§	2,000	68,100
Aeropostale, Inc.*§	2,200	59,642
American Eagle Outfitters, Inc.§	5,400	94,554
AnnTaylor Stores Corp.*§	1,400	33,852
AutoZone, Inc.*§	600	68,298
Barnes & Noble, Inc.§	1,000	30,650
GameStop Corp. Class A*§	2,100	108,591

	Number of
	Shares	Value

COMMON STOCKS
Specialty Retail
Men’s Wearhouse, Inc.§	1,200	$27,924
Rent-A-Center, Inc.§	3,700	67,895
The Gap, Inc.§	1,200	23,616
Tiffany & Co.§	500	20,920
TJX Companies, Inc.	1,000	33,070
United Rentals, Inc.§	3,700	69,708
		765,332
Textiles & Apparel (0.6%)
Fossil, Inc.*§	700	21,378
Jones Apparel Group, Inc.§	1,300	17,446
Liz Claiborne, Inc.§	1,200	21,780
Warnaco Group, Inc.*§	1,700	67,048
		127,652
Tobacco (0.7%)
Loews Corp. Carolina Group	1,200	87,060
Universal Corp.§	1,200	78,636
		165,696
Trading Companies & Distributors (0.7%)
Fastenal Co.§	3,600	165,348

TOTAL COMMON STOCKS (Cost $21,689,921)		21,632,917

SHORT-TERM INVESTMENTS (56.1%)
State Street Navigator Prime Portfolio§§	11,655,523	11,655,523

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 1.100%, 4/01/08	$979	979,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,634,523)		12,634,523

TOTAL INVESTMENTS AT VALUE (152.2%) (Cost $34,324,444)		34,267,440

LIABILITIES IN EXCESS OF OTHER ASSETS (-52.2%)		(11,757,881)

NET ASSETS (100.0%)		$22,509,559

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•     Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$33,288,440	$—
Level 2 - Other Significant Observable Inputs	979,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$34,267,440	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $34,324,444, $1,848,245, $(1,905,249) and $(57,004), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Blue Chip Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (92.6%)
Aerospace & Defense (3.4%)
Boeing Co.	1,300	$96,681
L-3 Communications Holdings, Inc.	200	21,868
Lockheed Martin Corp.	700	69,510
Rockwell Collins, Inc.	900	51,435
United Technologies Corp.	1,600	110,112
		349,606
Air Freight & Couriers (0.3%)
FedEx Corp.	200	18,534
United Parcel Service, Inc. Class B	200	14,604
		33,138
Auto Components (0.9%)
Autoliv, Inc.	600	30,120
Johnson Controls, Inc.	1,700	57,460
		87,580
Banks (5.9%)
Bank of America Corp.	5,200	197,132
Bank of New York Mellon Corp.	1,800	75,114
Cullen/Frost Bankers, Inc.	1,000	53,040
Northern Trust Corp.	900	59,823
PNC Financial Services Group, Inc.	1,100	72,127
U.S. Bancorp	3,100	100,316
Wachovia Corp.	300	8,100
Wells Fargo & Co.	1,300	37,830
		603,482
Beverages (2.1%)
Coca-Cola Co.	900	54,783
Pepsi Bottling Group, Inc.	1,500	50,865
PepsiCo, Inc.	1,500	108,300
		213,948
Biotechnology (0.9%)
Amgen, Inc.*	1,400	58,492
Celgene Corp.*	100	6,129
Genzyme Corp.*	200	14,908
Gilead Sciences, Inc.*	300	15,459
		94,988
Chemicals (1.9%)
Dow Chemical Co.	1,000	36,850
Hercules, Inc.	3,000	54,870
Monsanto Co.	900	100,350
		192,070
Commercial Services & Supplies (0.3%)
DST Systems, Inc.*	100	6,574
Herman Miller, Inc.	800	19,656
Steelcase, Inc. Class A	300	3,318
		29,548
Commingled Fund (1.4%)
SPDR Trust Series 1	1,100	145,167

Communications Equipment (1.3%)
Cisco Systems, Inc.*	5,000	120,450
Corning, Inc.	200	4,808

	Number of Shares	Value

COMMON STOCKS
Communications Equipment QUALCOMM, Inc.	200	$8,200
		133,458
Computers & Peripherals (3.3%)
Apple Computer, Inc.*	700	100,450
Hewlett-Packard Co.	2,100	95,886
International Business Machines Corp.	800	92,112
Western Digital Corp.*	1,800	48,672
		337,120
Containers & Packaging (0.6%)
Ball Corp.	1,200	55,128

Diversified Financials (6.7%)
Capital One Financial Corp.	200	9,844
Charles Schwab Corp.	3,000	56,490
Citigroup, Inc.	5,000	107,100
Franklin Resources, Inc.	600	58,194
GLG Partners, Inc.	500	5,935
Goldman Sachs Group, Inc.	600	99,234
Investment Technology Group, Inc.*	600	27,708
Janus Capital Group, Inc.	800	18,616
JPMorgan Chase & Co.	1,700	73,015
Morgan Stanley	100	4,570
Nasdaq OMX Group, Inc.*	300	11,598
Nymex Holdings, Inc.	400	36,252
State Street Corp.	1,000	79,000
T. Rowe Price Group, Inc.	1,000	50,000
Western Union Co.	1,900	40,413
		677,969
Diversified Telecommunication Services (3.7%)
AT&T, Inc.	6,397	245,005
Verizon Communications, Inc.	3,600	131,220
		376,225
Electric Utilities (2.4%)
Edison International	500	24,510
Entergy Corp.	700	76,356
FPL Group, Inc.	1,100	69,014
NRG Energy, Inc.*	200	7,798
Public Service Enterprise Group, Inc.	1,400	56,266
Reliant Energy, Inc.*	200	4,730
		238,674
Electrical Equipment (0.9%)
Energizer Holdings, Inc.*	500	45,240
Rockwell Automation, Inc.	800	45,936
		91,176
Energy Equipment & Services (1.6%)
ENSCO International, Inc.	1,100	68,882
Halliburton Co.	800	31,464
Schlumberger, Ltd.	700	60,900
		161,246
Food & Drug Retailing (1.2%)
CVS Caremark Corp.	100	4,051
Kroger Co.	2,500	63,500
Safeway, Inc.	1,900	55,765
		123,316

	Number of Shares	Value

COMMON STOCKS
Food Products (0.7%)
General Mills, Inc.	600	$35,928
Kellogg Co.	700	36,792
		72,720
Healthcare Equipment & Supplies (1.5%)
Applera Corp.	900	29,574
Hlth Corp.*	600	5,724
Kinetic Concepts, Inc.*	1,000	46,230
Medtronic, Inc.	1,400	67,718
Stryker Corp.	100	6,505
		155,751
Healthcare Providers & Services (1.8%)
Aetna, Inc.	1,300	54,717
Humana, Inc.*	600	26,916
McKesson Corp.	600	31,422
UnitedHealth Group, Inc.	640	21,990
WellPoint, Inc.*	1,100	48,543
		183,588
Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.	200	11,154
Starwood Hotels & Resorts Worldwide, Inc.	500	25,875
		37,029
Household Durables (0.5%)
Whirlpool Corp.	600	52,068
Household Products (2.8%)
Clorox Co.	900	50,976
Procter & Gamble Co.	3,300	231,231
		282,207
Industrial Conglomerates (4.9%)
3M Co.	1,200	94,980
General Electric Co.	7,200	266,472
Honeywell International, Inc.	1,100	62,062
Tyco International, Ltd.	1,800	79,290
		502,804
Insurance (4.0%)
ACE, Ltd.	600	33,036
Aflac, Inc.	1,100	71,445
American International Group, Inc.	1,800	77,850
Aon Corp.	400	16,080
Everest Re Group, Ltd.	100	8,953
Prudential Financial, Inc.	1,000	78,250
SAFECO Corp.	700	30,716
Travelers Companies, Inc.	1,200	57,420
Unum Group	1,500	33,015
		406,765
Internet Software & Services (0.4%)
Google, Inc. Class A*	100	44,047

IT Consulting & Services (0.5%)
Accenture, Ltd. Class A	1,400	49,238

Leisure Equipment & Products (0.6%)
Mattel, Inc.	3,200	63,680

Machinery (3.9%)
Caterpillar, Inc.	1,300	101,777
Cummins, Inc.	1,200	56,184

	Number of Shares	Value

COMMON STOCKS
Machinery
Danaher Corp.	900	$68,427
Deere & Co.	200	16,088
Eaton Corp.	700	55,769
Manitowoc Company, Inc.	200	8,160
PACCAR, Inc.	1,000	45,000
Parker Hannifin Corp.	650	45,026
		396,431
Media (2.3%)
Comcast Corp. Class A	300	5,802
DIRECTV Group, Inc.*	2,800	69,412
Liberty Media Corp. - Capital Series A*	2,400	37,776
Regal Entertainment Group Class A	2,200	42,438
Walt Disney Co.	2,600	81,588
		237,016
Metals & Mining (1.7%)
Alcoa, Inc.	800	28,848
Freeport-McMoRan Copper & Gold, Inc.	702	67,547
Nucor Corp.	1,100	74,514
		170,909
Multiline Retail (1.6%)
Wal-Mart Stores, Inc.	3,000	158,040

Oil & Gas (9.4%)
Chevron Corp.	2,300	196,328
ConocoPhillips	1,988	151,505
Devon Energy Corp.	100	10,433
Exxon Mobil Corp.	5,200	439,816
Marathon Oil Corp.	1,200	54,720
Occidental Petroleum Corp.	1,400	102,438
Transocean, Inc.*	39	5,273
		960,513
Pharmaceuticals (6.0%)
Abbott Laboratories	400	22,060
Bristol-Myers Squibb Co.	3,700	78,810
Eli Lilly and Co.	100	5,159
Forest Laboratories, Inc.*	1,100	44,011
Johnson & Johnson	2,900	188,123
Merck & Company, Inc.	2,800	106,260
Pfizer, Inc.	7,900	165,347
		609,770
Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	800	73,776
Union Pacific Corp.	700	87,766
		161,542
Semiconductor Equipment & Products (3.0%)
Analog Devices, Inc.	1,800	53,136
Intel Corp.	7,100	150,378
MEMC Electronic Materials, Inc.*	300	21,270
Texas Instruments, Inc.	2,900	81,983
		306,767
Software (3.5%)
BMC Software, Inc.*	800	26,016
Microsoft Corp.	8,200	232,716
Oracle Corp.*	4,900	95,844
		354,576

	Number of Shares	Value

COMMON STOCKS
Specialty Retail (1.2%)
AutoZone, Inc.*	200	$22,766
Best Buy Company, Inc.	1,400	58,044
The Gap, Inc.	2,100	41,328
		122,138
Textiles & Apparel (0.4%)
Nike, Inc. Class B	600	40,800
Tobacco (1.1%)
Altria Group, Inc.	1,400	31,080
Philip Morris International Inc.*	1,400	70,812
UST, Inc.	200	10,904
		112,796
TOTAL COMMON STOCKS (Cost $8,915,764)		9,425,034

SHORT-TERM INVESTMENT (4.4%)

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 1.100%, 4/01/08 (Cost $450,000)	$450	450,000

TOTAL INVESTMENTS AT VALUE (97.0%) (Cost $9,365,764)		9,875,034

OTHER ASSETS IN EXCESS OF LIABILITIES (3.0%)		307,778

NET ASSETS (100.0%)		$10,182,812

* Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$9,425,034	$—
Level 2 - Other Significant Observable Inputs	450,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$9,875,034	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $9,365,764, $1,009,696, $(500,426) and $509,270, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Small Cap Core I Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (100.2%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*§	8,900	$921,417
Cubic Corp.§	41,400	1,177,002
Curtiss-Wright Corp.	38,100	1,580,388
		3,678,807
Air Freight & Couriers (0.3%)
Hub Group, Inc. Class A*	18,500	608,465

Airlines (0.4%)
Continental Airlines, Inc. Class B*§	8,300	159,609
SkyWest, Inc.§	31,500	665,280
		824,889
Auto Components (1.8%)
Aftermarket Technology Corp.*	10,400	202,176
American Axle & Manufacturing Holdings, Inc.§	24,500	502,250
Autoliv, Inc.	4,000	200,800
Cooper Tire & Rubber Co.	50,900	761,973
Lear Corp.*	7,700	199,507
LKQ Corp.*	109,700	2,464,959
		4,331,665
Banks (5.3%)
1st Source Corp.	7,900	166,295
AMCORE Financial, Inc.§	14,300	291,005
BancFirst Corp.§	2,800	128,184
Boston Private Financial Holdings, Inc.	16,000	169,440
Cathay General Bancorp§	11,200	232,176
Central Pacific Financial Corp.§	35,000	659,750
Citizens Republic Bancorp, Inc.§	37,300	463,639
East West Bancorp, Inc.§	64,900	1,151,975
First Bancorp.	32,400	329,184
First Community Bancorp	14,700	394,695
First Financial Bancorp.	18,100	243,445
Frontier Financial Corp.§	39,100	691,288
Hanmi Financial Corp.§	49,600	366,544
Pacific Capital Bancorp§	13,100	281,650
Prosperity Bancshares, Inc.§	26,700	765,222
Provident Bankshares Corp.§	54,400	584,256
Santander Bancorp	6,900	69,759
South Financial Group, Inc.§	67,800	1,007,508
Sterling Financial Corp.§	56,000	874,160
SVB Financial Group*§	21,300	929,532
Synovus Financial Corp.§	46,900	518,714
United Community Banks, Inc.§	49,700	843,906
Webster Financial Corp.	14,800	412,476
Whitney Holding Corp.§	40,300	999,037
		12,573,840
Beverages (0.2%)
Boston Beer Company, Inc. Class A*	11,100	527,694

Biotechnology (3.2%)
BioMarin Pharmaceutical, Inc.*§	34,600	1,223,802
Cubist Pharmaceuticals, Inc.*§	23,600	434,712
IDEXX Laboratories, Inc.*	30,500	1,502,430
LifeCell Corp.*	14,800	622,044
Martek Biosciences Corp.*	25,600	782,592
OSI Pharmaceuticals, Inc.*§	7,300	272,947
Pharmanet Development Group, Inc.*§	35,600	898,188
Regeneron Pharmaceuticals, Inc.*	35,800	687,002
Savient Pharmaceuticals, Inc.*§	21,000	420,000
ViroPharma, Inc.*§	70,300	628,482

	Number of Shares	Value

COMMON STOCKS
Biotechnology
XenoPort Inc.*	4,300	$174,021
		7,646,220
Building Products (0.1%)
Drew Industries, Inc.*§	10,100	247,046

Chemicals (3.3%)
Ashland, Inc.	5,000	236,500
Calgon Carbon Corp.*§	27,900	419,895
CF Industries Holdings, Inc.	14,700	1,523,214
FMC Corp.	16,100	893,389
Innospec, Inc.§	33,500	710,200
Lubrizol Corp.	20,100	1,115,751
NewMarket Corp.	6,700	505,515
Olin Corp.	22,900	452,504
OM Group, Inc.*§	34,000	1,854,360
		7,711,328
Commercial Services & Supplies (4.5%)
Atlas Air Worldwide Holdings, Inc.*§	19,900	1,094,500
Brink’s Co.	17,300	1,162,214
CDI Corp.§	6,200	155,310
Clean Harbors, Inc.*	8,300	539,500
Con-way, Inc.	4,800	237,504
Consolidated Graphics, Inc.*	9,300	521,265
Covanta Holding Corp.*	14,800	407,000
CSG Systems International, Inc.*	16,600	188,742
Darling International, Inc.*	62,900	814,555
DeVry, Inc.	4,500	188,280
G&K Services, Inc. Class A§	11,700	416,637
Heidrick & Struggles International, Inc.§	8,200	266,746
Hewitt Associates, Inc. Class A*	4,900	194,873
ITT Educational Services, Inc.*§	9,000	413,370
Koppers Holdings, Inc.	14,700	651,357
Pre-Paid Legal Services, Inc.*§	18,200	771,862
Stericycle, Inc.*	4,800	247,200
Strayer Education, Inc.§	1,300	198,250
Team, Inc.*	7,900	215,670
Tetra Technologies, Inc.*§	14,300	278,993
United Stationers, Inc.*§	11,900	567,630
Watson Wyatt Worldwide, Inc. Class A	20,600	1,169,050
		10,700,508
Communications Equipment (0.8%)
Arris Group, Inc.*§	104,127	606,019
CommScope, Inc.*§	16,600	578,178
Comtech Telecommunications Corp.*	12,700	495,300
Plantronics, Inc.	10,600	204,686
		1,884,183
Computers & Peripherals (0.7%)
Hutchinson Technology, Inc.*§	36,600	582,306
NCR Corp.*	29,800	680,334
Sigma Designs, Inc.*§	5,200	117,884
Smart Modular Technologies, Inc.*	22,700	140,967
		1,521,491
Construction & Engineering (1.5%)
Perini Corp.*	15,100	547,073
Shaw Group, Inc.*	60,600	2,856,684
		3,403,757
Containers & Packaging (0.4%)
Myers Industries, Inc.§	15,600	204,828

	Number of Shares	Value

COMMON STOCKS
Containers & Packaging
Rock-Tenn Co. Class A	25,200	$755,244
		960,072
Diversified Financials (1.2%)
Bankrate, Inc.*§	7,200	359,208
CBIZ, Inc.*§	25,100	203,812
Eaton Vance Corp.	9,300	283,743
FCStone Group, Inc.*	6,100	168,970
Federated Investors, Inc. Class B	10,500	411,180
GAMCO Investors, Inc. Class A§	7,600	382,736
Greenhill & Company, Inc.§	4,200	292,152
MF Global, Ltd.*	9,600	95,136
optionsXpress Holdings, Inc.§	23,700	490,827
World Acceptance Corp.*§	7,300	232,505
		2,920,269
Diversified Telecommunication Services (0.1%)
CenturyTel, Inc.	6,300	209,412

Electric Utilities (1.1%)
Black Hills Corp.§	5,400	193,212
El Paso Electric Co.*	45,500	972,335
Hawaiian Electric Industries, Inc.§	23,400	558,558
ITC Holdings Corp.§	10,900	567,454
Ormat Technologies, Inc.§	5,600	240,856
		2,532,415
Electrical Equipment (1.9%)
Acuity Brands, Inc.§	26,300	1,129,585
AZZ, Inc.*§	5,400	192,132
Belden, Inc.§	24,700	872,404
EnerSys*	24,000	574,080
Regal-Beloit Corp.§	22,800	835,164
Woodward Governor Co.	28,400	758,848
		4,362,213
Electronic Equipment & Instruments (5.5%)
Analogic Corp.	7,100	472,434
Anixter International, Inc.*§	19,600	1,255,184
Benchmark Electronics, Inc.*	49,000	879,550
FLIR Systems, Inc.*§	71,300	2,145,417
Ingram Micro, Inc. Class A*	12,500	197,875
Itron, Inc.*§	15,000	1,353,450
Littelfuse, Inc.*	12,300	430,131
Methode Electronics, Inc.	68,100	796,089
Mettler-Toledo International, Inc.*	7,100	689,552
Molex, Inc.	21,200	490,992
MTS Systems Corp.	16,300	525,838
Plexus Corp.*	21,800	611,490
Rofin-Sinar Technologies, Inc.*	6,900	309,810
Technitrol, Inc.	26,200	606,006
Trimble Navigation, Ltd.*§	52,400	1,498,116
Varian, Inc.*	12,700	735,584
		12,997,518
Energy Equipment & Services (5.7%)
Atwood Oceanics, Inc.*	16,700	1,531,724
Core Laboratories NV*§	11,100	1,324,230
Dril-Quip, Inc.*	13,900	645,933
Global Industries, Ltd.*	23,800	382,942
GulfMark Offshore, Inc.*§	7,300	399,456
Helmerich & Payne, Inc.	9,900	464,013
Lufkin Industries, Inc.§	10,800	689,256
NATCO Group, Inc. Class A*	15,300	715,275

	Number of Shares	Value

COMMON STOCKS
Energy Equipment & Services
Oceaneering International, Inc.*	27,000	$1,701,000
Oil States International, Inc.*§	41,800	1,873,058
Tidewater, Inc.	12,200	672,342
Trico Marine Services, Inc.*§	15,200	592,344
Unit Corp.*	22,900	1,297,285
W-H Energy Services, Inc.*§	16,700	1,149,795
		13,438,653
Food & Drug Retailing (2.7%)
Casey’s General Stores, Inc.§	25,600	578,560
Flowers Foods, Inc.	69,450	1,718,887
Longs Drug Stores Corp.	38,400	1,630,464
Nash Finch Co.§	12,700	431,546
Performance Food Group Co.*	16,300	532,684
Terra Industries, Inc.*§	40,500	1,438,965
		6,331,106
Food Products (1.8%)
Cal-Maine Foods, Inc.§	35,800	1,195,004
Chiquita Brands International, Inc.*§	9,600	221,856
Corn Products International, Inc.	19,700	731,658
Del Monte Foods Co.	21,000	200,130
Fresh Del Monte Produce, Inc.*	27,100	986,440
Herbalife, Ltd.	12,000	570,000
Hormel Foods Corp.	10,500	437,430
		4,342,518
Gas Utilities (3.2%)
Atmos Energy Corp.	43,100	1,099,050
Energen Corp.	20,400	1,270,920
MDU Resources Group, Inc.	7,500	184,125
National Fuel Gas Co.§	24,600	1,161,366
Northwest Natural Gas Co.§	14,500	629,880
ONEOK, Inc.	9,300	415,059
Southern Union Co.	64,800	1,507,896
UGI Corp.	52,900	1,318,268
		7,586,564
Healthcare Equipment & Supplies (2.1%)
ArthroCare Corp.*§	12,400	413,540
Haemonetics Corp.*	23,200	1,382,256
Hologic, Inc.*	7,700	428,120
Illumina, Inc.*§	6,100	462,990
Kinetic Concepts, Inc.*	18,400	850,632
Meridian Bioscience, Inc.	21,849	730,412
STERIS Corp.	17,200	461,476
SurModics, Inc.*§	7,500	314,100
		5,043,526
Healthcare Providers & Services (5.4%)
Air Methods Corp.*§	22,000	1,064,140
Amedisys, Inc.*§	21,132	831,333
Amerigroup Corp.*§	38,800	1,060,404
AmSurg Corp.*	17,500	414,400
Apria Healthcare Group, Inc.*	9,800	193,550
eResearch Technology, Inc.*	17,400	216,108
Kindred Healthcare, Inc.*	9,100	199,017
MAXIMUS, Inc.	9,000	330,390
MedCath Corp.*	4,700	85,540
Molina Healthcare, Inc.*§	21,800	532,356
Owens & Minor, Inc.	20,900	822,206
PARAXEL International Corp.*	52,700	1,375,470
Pediatrix Medical Group, Inc.*	24,900	1,678,260
Pharmaceutical Product Development, Inc.	22,400	938,560

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
Res-Care, Inc.*	24,700	$423,605
Sunrise Senior Living, Inc.*§	23,600	525,808
WellCare Health Plans, Inc.*	50,700	1,974,765
		12,665,912
Hotels, Restaurants & Leisure (2.6%)
Bob Evans Farms, Inc.	8,800	242,792
CBRL Group, Inc.	14,700	525,819
CEC Entertainment, Inc.*	17,700	511,176
Chipotle Mexican Grill, Inc. Class B*§	4,800	466,032
Choice Hotels International, Inc.	6,800	231,948
Jack in the Box, Inc.*	54,500	1,464,415
Landry’s Restaurants, Inc.§	20,200	328,856
P.F. Chang’s China Bistro, Inc.*§	14,800	420,912
Papa John’s International, Inc.*§	18,100	438,201
WMS Industries, Inc.*	44,500	1,600,665
		6,230,816
Household Durables (0.9%)
Blyth, Inc.	12,200	240,584
Dolby Laboratories, Inc. Class A*	4,400	159,544
KB Home§	12,900	319,017
NVR, Inc.*	600	358,500
Ryland Group, Inc.	8,000	263,120
Tupperware Brands Corp.	18,600	719,448
		2,060,213
Industrial Conglomerates (1.2%)
Chemed Corp.§	22,200	936,840
Walter Industries, Inc.	31,200	1,954,056
		2,890,896
Insurance (3.4%)
Allied World Assurance Holdings, Ltd.	5,600	222,320
Ambac Financial Group, Inc.§	49,700	285,775
American Equity Investment Life Holding Co.§	20,500	190,240
American Financial Group, Inc.	9,300	237,708
Arch Capital Group, Ltd.*	2,900	199,143
Argo Group International Holdings, Ltd.	8,000	284,160
Aspen Insurance Holdings Ltd.	15,900	419,442
CNA Surety Corp.*	15,400	236,852
Conseco, Inc.*	19,300	196,860
Endurance Specialty Holdings, Ltd.	5,100	186,660
Infinity Property & Casualty Corp.	11,700	486,720
LandAmerica Financial Group, Inc.§	7,700	303,919
Max Capital Group, Ltd.§	7,200	188,568
MGIC Investment Corp.§	12,500	131,625
Navigators Group, Inc.*	6,100	331,840
Philadelphia Consolidated Holding Corp.*	31,000	998,200
Phoenix Companies, Inc.	24,600	300,366
Platinum Underwriters Holdings, Ltd.	5,800	188,268
PMI Group, Inc.§	22,300	129,786
ProAssurance Corp.*§	11,200	602,896
Radian Group, Inc.§	27,000	177,390
Selective Insurance Group, Inc.	29,800	711,624
State Auto Financial Corp.	9,800	285,474
United Fire & Casualty Co.	11,800	441,320
Zenith National Insurance Corp.	10,600	380,116
		8,117,272
Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*§	7,300	395,295
Insight Enterprises, Inc.*	22,600	395,500

	Number of Shares	Value

COMMON STOCKS
Internet & Catalog Retail
NutriSystem, Inc.*§	9,700	$146,179
		936,974
Internet Software & Services (1.1%)
Blue Coat Systems, Inc.*	17,900	394,516
EarthLink, Inc.*	25,400	191,770
InfoSpace, Inc.*	59,400	687,258
j2 Global Communications, Inc.*	25,300	564,696
Sohu.com, Inc.*§	17,500	789,775
		2,628,015
IT Consulting & Services (0.4%)
Acxiom Corp.	19,200	227,904
CACI International, Inc. Class A*	14,300	651,365
		879,269
Leisure Equipment & Products (0.8%)
GeoEye, Inc.*	5,700	148,143
JAKKS Pacific, Inc.*§	21,400	589,998
Polaris Industries, Inc.§	16,700	684,867
RC2 Corp.*	19,200	402,624
		1,825,632
Machinery (5.6%)
AGCO Corp.*	27,300	1,634,724
Applied Industrial Technologies, Inc.	20,300	606,767
Badger Meter, Inc.§	7,200	311,040
Ceradyne, Inc.*§	13,300	425,068
Columbus McKinnon Corp.*	8,800	272,624
Dionex Corp.*	18,600	1,432,014
EnPro Industries, Inc.*§	10,700	333,733
Esterline Technologies Corp.*	13,900	700,143
Flowserve Corp.	3,000	313,140
FreightCar America, Inc.§	5,100	174,930
Gardner Denver, Inc.*	38,200	1,417,220
H&E Equipment Services, Inc.*§	14,800	186,036
Kaydon Corp.§	18,700	821,117
Kennametal, Inc.	7,700	226,611
Manitowoc Company, Inc.§	29,800	1,215,840
Mueller Industries, Inc.	25,800	744,330
Reliance Steel & Aluminum Co.	5,300	317,258
Robbins & Myers, Inc.	22,600	737,890
RSC Holdings, Inc.*§	17,600	191,840
Titan International, Inc.§	5,700	174,477
Valmont Industries, Inc.§	11,300	993,157
		13,229,959
Marine (0.8%)
American Commercial Lines, Inc.*§	11,600	183,280
Cal Dive International, Inc.*	50,925	528,602
Genco Shipping & Trading, Ltd.§	10,400	586,872
Overseas Shipholding Group, Inc.§	7,500	525,300
		1,824,054
Media (0.8%)
Harte-Hanks, Inc.§	13,800	188,646
Interactive Data Corp.	8,900	253,383
Meredith Corp.	5,300	202,725
Netflix, Inc.*§	13,800	478,170
Regal Entertainment Group Class A§	24,000	462,960
Scholastic Corp.*§	8,200	248,214
		1,834,098

	Number of Shares	Value

COMMON STOCKS
Metals & Mining (3.7%)
AK Steel Holding Corp.§	21,800	$1,186,356
Century Aluminum Co.*§	15,600	1,033,344
Cleveland-Cliffs, Inc.	16,200	1,941,084
Compass Minerals International, Inc.	20,100	1,185,498
GrafTech International, Ltd.*	32,200	521,962
Hecla Mining Co.*§	97,100	1,083,636
Massey Energy Co.	50,900	1,857,850
		8,809,730
Multiline Retail (0.4%)
Big Lots, Inc.*§	24,900	555,270
BJ’s Wholesale Club, Inc.*	7,000	249,830
Dollar Tree, Inc.*	8,500	234,515
		1,039,615
Oil & Gas (5.8%)
Alon USA Energy, Inc.§	19,400	295,074
Bois d’Arc Energy, Inc.*	31,300	672,637
BPZ Resources, Inc.*§	10,300	223,819
Cabot Oil & Gas Corp.	48,500	2,465,740
Comstock Resources, Inc.*	8,300	334,490
Concho Resources, Inc.*	8,000	205,120
Continental Resources, Inc.*	38,800	1,237,332
Delek US Holdings, Inc.§	21,400	271,138
Frontier Oil Corp.	9,900	269,874
Gulfport Energy Corp.*§	13,600	144,160
Helix Energy Solutions Group, Inc.*	52,700	1,660,050
Holly Corp.	7,700	334,257
Mariner Energy, Inc.*§	15,400	415,954
Petroleum Development Corp.*§	10,700	741,189
Stone Energy Corp.*	37,200	1,945,932
Swift Energy Co.*	24,300	1,093,257
W&T Offshore, Inc.§	37,800	1,289,358
Western Refining, Inc.§	11,000	148,170
		13,747,551
Personal Products (0.3%)
Chattem, Inc.*	10,300	683,302

Pharmaceuticals (0.5%)
King Pharmaceuticals, Inc.*	22,500	195,750
Sciele Pharma, Inc.*§	31,900	622,050
Sepracor, Inc.*	8,800	171,776
Watson Pharmaceuticals, Inc.*	8,700	255,084
		1,244,660
Real Estate (4.4%)
Anthracite Capital, Inc.§	18,600	122,760
Anworth Mortgage Asset Corp.	10,200	62,526
Ashford Hospitality Trust	64,700	367,496
Brandywine Realty Trust	25,700	435,872
BRE Properties, Inc.	5,400	246,024
Colonial Properties Trust	35,300	848,965
EastGroup Properties, Inc.§	13,500	627,210
Entertainment Properties Trust§	21,300	1,050,729
Essex Property Trust, Inc.§	12,300	1,401,954
FelCor Lodging Trust, Inc.	33,900	407,817
HRPT Properties Trust	63,100	424,663
Jones Lang LaSalle, Inc.§	6,600	510,444
Lexington Realty Trust§	39,500	569,195
Mid-America Apartment Communities, Inc.	19,900	991,816
National Health Investors, Inc.	20,000	625,000
Parkway Properties, Inc.	17,600	650,496
Pennsylvania Real Estate Investment Trust§	17,200	419,508

	Number of Shares	Value

COMMON STOCKS
Real Estate
Ramco-Gershenson Properties Trust	20,000	$422,200
Realty Income Corp.§	10,300	263,886
		10,448,561
Road & Rail (0.7%)
Arkansas Best Corp.§	20,500	653,130
Genesee & Wyoming, Inc. Class A*	13,800	474,720
J.B. Hunt Transport Services, Inc.§	6,800	213,724
Werner Enterprises, Inc.§	12,000	222,720
		1,564,294
Semiconductor Equipment & Products (3.0%)
Advanced Energy Industries, Inc.*	41,300	547,638
Amkor Technology, Inc.*§	59,100	632,370
Cabot Microelectronics Corp.*§	18,100	581,915
Cymer, Inc.*§	25,400	661,416
Entegris, Inc.*	33,700	242,303
Integrated Device Technology, Inc.*	22,500	200,925
MKS Instruments, Inc.*	48,100	1,029,340
OmniVision Technologies, Inc.*§	40,400	679,528
QLogic Corp.*	14,900	228,715
Semtech Corp.*	17,000	243,610
Skyworks Solutions, Inc.*§	45,800	333,424
Standard Microsystems Corp.*	10,400	303,472
Teradyne, Inc.*	27,300	339,066
Varian Semiconductor Equipment Associates, Inc.*§	14,300	402,545
Zoran Corp.*	49,800	680,268
		7,106,535
Software (3.9%)
ANSYS, Inc.*	12,400	428,048
Aspen Technology, Inc.*	53,400	680,850
Epicor Software Corp.*§	28,900	323,680
Informatica Corp.*	41,600	709,696
JDA Software Group, Inc.*	68,200	1,244,650
MICROS Systems, Inc.*	40,100	1,349,766
MicroStrategy, Inc. Class A*	5,700	421,743
Parametric Technology Corp.*	16,000	255,680
Phoenix Technologies, Ltd.*	25,400	397,764
SPSS, Inc.*§	33,100	1,283,618
Sybase, Inc.*	23,600	620,680
Take-Two Interactive Software, Inc.*	40,400	1,031,008
Taleo Corp. Class A*§	22,800	442,320
		9,189,503
Specialty Retail (2.5%)
Aeropostale, Inc.*	15,600	422,916
Barnes & Noble, Inc.§	7,400	226,810
Buckle, Inc.§	7,800	348,894
Cato Corp. Class A	13,700	204,678
Dress Barn, Inc.*§	19,800	256,212
Gymboree Corp.*	14,300	570,284
Hanesbrands, Inc.*	7,000	204,400
Jos. A. Bank Clothiers, Inc.*§	29,800	610,900
Men’s Wearhouse, Inc.§	58,000	1,349,660
Rent-A-Center, Inc.*	25,100	460,585
Tractor Supply Co.*§	17,300	683,696
United Rentals, Inc.*	29,600	557,664
		5,896,699
Textiles & Apparel (1.5%)
Brown Shoe Co., Inc.§	21,800	328,526
Crocs, Inc.*§	49,500	864,765
Deckers Outdoor Corp.*§	6,800	733,176

	Number of Shares	Value

COMMON STOCKS
Textiles & Apparel
Fossil, Inc.*§	24,900	$760,446
Jones Apparel Group, Inc.§	14,000	187,880
Movado Group, Inc.	15,700	305,993
Sealy Corp.§	19,600	148,960
Warnaco Group, Inc.*	7,700	303,688
		3,633,434
Tobacco (0.4%)
Universal Corp.§	15,400	1,009,162

Water Utilities (0.2%)
American States Water Co.§	9,700	349,200

Wireless Telecommunication Services (0.1%)
USA Mobility, Inc.*	20,600	147,084

TOTAL COMMON STOCKS (Cost $245,027,030)		236,376,599

SHORT-TERM INVESTMENT(30.7%)
State Street Navigator Prime Portfolio§§ (Cost $72,393,720)	72,393,720	72,393,720

TOTAL INVESTMENTS AT VALUE (130.9%) (Cost $317,420,750)		308,770,319

LIABILITIES IN EXCESS OF OTHER ASSETS (-30.9%)		(72,809,905)

NET ASSETS (100.0%)		$235,960,414

*      Non-income producing security.

§      Security or a portion thereof is on loan.

§§    Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$308,770,319	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$308,770,319	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $317,420,750, $18,513,032, $(27,163,463) and $(8,650,431), respectively

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                              Controls and Procedures

(a)                          As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                              Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008